      As filed with the Securities and Exchange Commission on March 1, 2004

                                                     1933 Act File No. 333-88343
                                                     1940 Act File No. 811-09603

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
Pre-Effective Amendment No. ____                                             [ ]
Post-Effective Amendment No. 6                                               [X]

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]

Amendment No.               6
                        (Check appropriate box or boxes.)

                        AMERICAN AADVANTAGE SELECT FUNDS
                    (formerly known as American Select Funds)
               (Exact name of Registrant as Specified in Charter)
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
               (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                           WILLIAM F. QUINN, PRESIDENT
                       4151 Amon Carter Boulevard, MD 2450
                             Fort Worth, Texas 76155
                     (Name and Address of Agent for Service)

           Approximate Date of Proposed Public Offering March 1, 2004

It is proposed that this filing will become effective (check appropriate box)

         [X] immediately upon filing pursuant to paragraph (b)
         [ ] on (date) pursuant to paragraph (b)
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] on (date) pursuant to paragraph (a)(1)
         [ ] 75 days after filing pursuant to paragraph (a)(2)
         [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

Registrant has adopted a master-feeder operating structure. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Select Funds, the feeder trust.

                        AMERICAN AADVANTAGE SELECT FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

                  Cover Sheet

                  Contents of Registration Statement

                  Prospectus

                  Statement of Additional Information

                  Part C

                  Signature Pages

                  Exhibits

             (AMR LOGO)

             PROSPECTUS

           MARCH 1, 2004



 (AMERICAN AADVANTAGE SELECT FUNDS LOGO)           - MONEY MARKET SELECT FUND
                                                   - U.S. GOVERNMENT MONEY MARKET SELECT FUND


                                                    The Securities and Exchange Commission
                                                    does not guarantee that the information in
                                                    this Prospectus or any other mutual fund's
                                                    prospectus is accurate or complete, nor
                                                    does it judge the investment merit of
                                                    these Funds. To state otherwise is a
    MANAGED BY AMR INVESTMENT SERVICES, INC.        criminal offense.


(EAGLE LOGO)

     TABLE OF CONTENTS


    About the Funds
    Overview....................................................    2
      Money Market Select Fund..................................    3
      U.S. Government Money Market Select Fund..................    7
    The Manager.................................................   12
    Valuation of Shares.........................................   13
    About Your Investment
    Purchase and Redemption of Shares...........................   14
    Distributions and Taxes.....................................   18
    Additional Information
    Master-Feeder Structure.....................................   19
    Financial Highlights........................................   19
    Additional Information.................................Back Cover




ABOUT THE FUNDS
--------------------------------------------------------------------------------


Overview
--------


The American AAdvantage Money Market Select Fund and the American AAdvantage U.S. Government Money Market Select Fund (the "Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation. The Manager is the sole investment adviser to the Funds.



The Funds operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust (the "AMR Trust") that has a similar name and an identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".




--------------------------------------------------------------------------------

About the Funds                         2                             Prospectus

AMERICAN AADVANTAGE

MONEY MARKET SELECT FUND(SM)
--------------------------------------------------------------------------------


Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the Money Market Portfolio of the AMR Trust.


The Fund invests exclusively in high quality variable or fixed rate, U.S. dollar denominated short-term money market instruments. These securities may include obligations of the U.S. Government, its agencies and instrumentalities (some of which are not backed by the full faith and credit of the U.S. Government); corporate debt securities, such as commercial paper, master demand notes, loan participation interests, medium-term notes and funding agreements; Yankeedollar and Eurodollar bank certificates of deposit, time deposits, and bankers' acceptances; asset-backed securities; and repurchase agreements involving the foregoing obligations.


The Fund will only buy securities with the following credit qualities:


- rated in the highest short-term categories by two rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

- rated in the highest short-term category by one rating organization if the securities are rated only by one rating organization, or

- unrated securities that are determined to be of equivalent quality by the Manager pursuant to guidelines approved by the Board of Trustees.

The Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, the Fund may not maintain this concentration.

Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.


--------------------------------------------------------------------------------

Prospectus                              3                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Principal Risk Factors
----------------------


- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Because the Fund concentrates its assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Fund.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Fund's performance, as shown below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Money Market Portfolio of the AMR Trust. The performance results through December 31, 1999 are those of the Companion Fund. The Fund began offering its shares on January 1, 2000. Thus, performance results shown below from that date through December 31, 2003 are for the Fund. Because the Companion Fund had higher expenses, its performance was worse than the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call



--------------------------------------------------------------------------------

About the Funds                         4                             Prospectus

AMERICAN AADVANTAGE
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------

1-800-231-4252 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.


                       (AMR BAR CHART)

          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................   4.22%
95..........................................................   6.04%
96..........................................................   5.50%
97..........................................................   5.64%
98..........................................................   5.56%
99..........................................................   5.18%
00..........................................................   6.58%
01..........................................................   4.28%
02..........................................................   1.81%
03..........................................................   1.13%



Highest Quarterly Return:               1.69%
  (1/1/94 through 12/31/03)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.26%
  (1/1/94 through 12/31/03)    (3rd & 4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/03
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET SELECT FUND...................................  1.13%      3.78%      4.58%




--------------------------------------------------------------------------------

Prospectus                              5                        About the Funds

AMERICAN AADVANTAGE
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Money Market Select Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.02
                                                              ----
TOTAL ANNUAL FUND OPERATING EXPENSES........................  0.12%
                                                              ====


(1) The expense table and the Example below reflect the expenses of both the Fund and the Money Market Portfolio of the AMR Trust.


Example
-------

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................................   $12
3 YEARS.................................................   $39
5 YEARS.................................................   $68
10 YEARS................................................  $154




--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET SELECT FUND
--------------------------------------------------------------------------------

Investment Objective
--------------------

Current income, liquidity and the maintenance of a stable price of $1.00 per share.


Principal Strategies
--------------------

The Fund seeks its investment objective by investing all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust.


The Fund invests exclusively in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities.



Ordinarily, the Fund will invest the majority of its assets, directly or indirectly, in debt obligations of U.S. Government-sponsored enterprises, including the Federal National Mortgage Association ("Fannie Mae"), Federal Home Loan Mortgage Corporation ("Freddie Mac"), Federal Home Loan Banks ("FHLB"), and Federal Farm Credit Banks ("FFCB"). Although chartered or sponsored by Acts of Congress, these entities are not backed by the full faith and credit of the U.S. Government. Freddie Mac and FFCB are supported by the right to borrow from the U.S. Treasury, and FHLB and Fannie Mae are supported by the U.S. Treasury's discretionary authority to purchase their securities. The Fund's investments may also include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds) and obligations issued by the Government National Mortgage Association (commonly referred to as Ginnie Mae), which are backed by the full faith and credit of the U.S. Government.


Securities purchased by the Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of the Fund will not exceed 90 days.

The Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If the Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Principal Risk Factors
----------------------

- The yield paid by the Fund is subject to changes in interest rates. As a result, there is risk that a decline in short-term interest rates would lower its yield and the overall return on your investment.

- Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


- As with any money market fund, there is the risk that the issuers or guarantors of securities owned by the Fund, including securities issued by U.S. Government agencies not backed by the full faith and credit of the U.S. Government, will default on the payment of principal or interest or the obligation to repurchase securities from the Fund.


Your investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


Historical Performance
----------------------


The bar chart and table below provide an indication of risk by showing how the Fund's performance has varied from year to year. The Fund's performance, as shown below, is derived from a combination of the Fund's performance and that of another fund (the "Companion Fund") not offered in this Prospectus. The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money Market Portfolio of the AMR Trust. The performance results through November 30, 2001 are those of the Companion Fund. The Fund began offering its shares on December 1, 2001. Thus, performance results shown below from that date through December 31, 2003 are for the Fund. Because the Companion Fund had moderately higher expenses, its performance was slightly worse than the Fund would have realized in the same period. Neither the bar chart nor the performance table that follows is intended to indicate how the Fund will perform in the future. Investors may call 1-800-231-4252 or visit the Funds' website at www.aafunds.com to obtain the Fund's current seven-day yield.



--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



                       (AMR BAR CHART)
 TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  4.09%
95..........................................................  5.72%
96..........................................................  5.23%
97..........................................................  5.41%
98..........................................................  5.40%
99..........................................................  5.06%
00..........................................................  6.31%
01..........................................................  4.10%
02..........................................................  1.74%
03..........................................................  1.11%



Highest Quarterly Return:               1.62%
  (1/1/94 through 12/31/03)       (3rd Quarter 2000)
Lowest Quarterly Return:                0.25%
  (1/1/94 through 12/31/03)       (4th Quarter 2003)



                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/03
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET SELECT FUND...................  1.11%      3.64%      4.40%




--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------



Fees and Expenses
-----------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the U.S. Government Money Market Select Fund.(1)

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

Management Fees.............................................  0.10%
Distribution (12b-1) Fees...................................  0.00
Other Expenses..............................................  0.05
                                                              ----
Total Annual Fund Operating Expenses........................  0.15%
                                                              ====
Expense Reimbursement.......................................  0.03(2)
NET EXPENSES................................................  0.12%

(1) The expense table and the Example below reflect the expenses of both the Fund and the U.S. Government Money Market Portfolio of the AMR Trust.


(2) The Manager has contractually agreed to reimburse the Fund for Other Expenses through December 31, 2004 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.12%. The contractual expense reimbursement can be changed by approval of a majority of the Fund's Board of Trustees without the approval of shareholders. In addition, the Manager may decide voluntarily to waive additional fees or reimburse the Fund for other expenses. The Manager can be reimbursed by the Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 (the date this reimbursement policy was approved by the Board of Trustees). Such reimbursements to the Manager will be made only if the reimbursement (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed 0.12%.




--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

AMERICAN AADVANTAGE
U.S. GOVERNMENT
MONEY MARKET SELECT FUND(SM) -- (CONTINUED)
--------------------------------------------------------------------------------


Example
-------


This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Because the Manager has contractually agreed to reimburse expenses only through December 31, 2004, Net Expenses were used to calculate the cost in year one, and Total Annual Fund Operating Expenses were used to calculate costs for years two through ten. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


1 YEAR .................................................   $12
3 YEARS.................................................   $45
5 YEARS.................................................   $82
10 YEARS................................................  $189



--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

The Manager
-----------


The American AAdvantage Select Funds (the "Trust") have retained AMR Investment Services, Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth, Texas 76155, is a wholly owned subsidiary of AMR Corporation. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2003, the Manager had approximately $30.2 billion of assets under management, including approximately $14.3 billion under active management and $15.9 billion as named fiduciary or financial adviser. Approximately $17.5 billion of the Manager's total assets under management were related to AMR Corporation.


The Manager provides or oversees all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to each Fund. As compensation for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets.

The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the Trust and the AMR Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.



--------------------------------------------------------------------------------

About the Funds                        12                             Prospectus

Valuation of Shares
-------------------

The price of each Fund's shares is based on its net asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by a Fund are valued in accordance with the amortized cost method, which is designed to enable the Fund to maintain a stable NAV of $1.00 per share. Debt securities usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers. Securities for which market quotations are not readily available are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards.


Each Fund's NAV per share is typically determined as of 5:00 p.m. Eastern Time, on each day on which the New York Stock Exchange ("Exchange") is open for business. On days when the financial markets in which the Funds invest close early, the NAV may be calculated as of the earlier close of those markets. In addition to the days the Exchange is closed, the Funds are not open and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.




--------------------------------------------------------------------------------

Prospectus                             13                        About the Funds

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------


Purchase and Redemption of Shares
---------------------------------

Eligibility
-----------

Fund shares are offered to institutional investors, including:


- agents or fiduciaries acting on behalf of their clients (such as employee benefit plans, trusts and other accounts for which a trust company or financial advisor acts as agent or fiduciary);

- endowment funds and charitable foundations;


- employee welfare plans which are tax-exempt under Section 501(c)(9) of the Internal Revenue Code of 1986, as amended;


- qualified pension and profit sharing plans;

- corporations; and

- other investors who meet the initial investment requirement.


An initial investment of at least $25 million is required for the Money Market Select Fund. The U.S. Government Money Market Select Fund has an initial investment requirement of $10 million. The Manager may allow a reasonable period of time after opening an account for an investor to meet the initial investment requirement. In addition, for investors such as trust companies and financial advisors who make investments for a group of clients, the minimum initial investment can be met through an aggregated purchase order for more than one client.




Opening an Account
------------------



A completed, signed application is required to open an account. You may request an application form by calling (800) 967-9009.



To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. Non-public corporations and other entities may be required to provide articles of incorporation, trust or partnership agreements, tax ID numbers, and Social Security numbers for persons authorized to provide instructions


--------------------------------------------------------------------------------

About Your Investment                  14                             Prospectus
on the account. The Fund is required by law to reject your new account application if the required identifying information is not provided.



Complete the application, sign it and:



                                    Mail to:


                        American AAdvantage Select Funds


                        4151 Amon Carter Blvd., MD 2450


                              Fort Worth, TX 76155



                                   or Fax to:



                                 (817) 931-8803



Purchase Policies
-----------------


Shares of each Fund are offered and purchase orders are typically accepted until 5:00 p.m. Eastern Time on each day on which the Exchange is open for business. If a purchase order is received in good order prior to a Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the Fund's deadline, the purchase price will be the NAV per share determined on the following day that the Fund is open for business. Each Fund has the right to reject any purchase order or cease offering shares at any time. In addition, a Fund may, in its discretion, accept orders on days when the Exchange is closed. Shares of the Funds are not offered and orders are not accepted on Columbus Day and Veterans Day. No sales charges are assessed on the purchase or sale of Fund shares.




Redemption Policies
-------------------


Shares of each Fund may be redeemed by telephone or mail on any day that the Fund is open for business. For assistance with completing a redemption request, please call (800) 231-4252. Proceeds from redemptions requested by 2:00 p.m. Eastern Time will generally be wired to shareholders on the same day. In any event, proceeds from a redemption order will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. The redemption price will be the NAV next determined after a redemption order is received in good order.


--------------------------------------------------------------------------------

Prospectus                             15                  About Your Investment

Each Fund reserves the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of the Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Fund's shareholders.

Although each Fund intends to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares of a Fund generally will be paid at the time of redemption.

HOW TO PURCHASE SHARES
By Wire



If your account has been established, you may call (800) 231-4252 or visit www.aafunds.com (select "My Account") to purchase shares by wire. Send a bank wire to State Street Bank and Trust Co. with these instructions:


- ABA# 0110-0002-8; AC-9905-342-3,

- Attn: American AAdvantage Select Funds,

- the Fund name, Fund number, and

- account number and registration.

--------------------------------------------------------------------------------
About Your Investment                  16                             Prospectus

HOW TO REDEEM SHARES
By Telephone


- Call (800) 231-4252 to request a redemption.

- Proceeds from redemptions placed by telephone will generally be transmitted by wire only, as instructed on the application form.
By Mail


Write a letter of instruction including:


- the Fund name, Fund number,

- the shareholder account number,

- the number of shares or dollar amount to be redeemed,

- and the authorized signature(s) of all persons required to sign for the account.

Mail the letter to:
American AAdvantage Select Funds
P.O. Box 219643
Kansas City, MO 64121-9643

- Other supporting documents may be required for estates, trusts, guardianships, custodians, corporations, and welfare, pension and profit sharing plans. Call
  (800) 231-4252 for instructions.

- Proceeds will only be mailed to the account address of record or transmitted by wire to a commercial bank account designated on the account application form.


A STAMP2000 Medallion Imprint signature guarantee is required for redemption orders:



- with a request to send the proceeds to an address or commercial bank account other than the address or commercial bank account designated on the account application, or



- for an account requesting payment by check whose address has changed within the last 30 days.


Via "My Account" on www.aafunds.com




If you have established bank instructions for your account, you may request a redemption by selecting "My Account" on www.aafunds.com. To establish bank instructions, please call (800) 231-4252.



--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

General Policies
----------------


If a shareholder's account balance in either Fund falls below $2 million, the shareholder may be asked to increase the balance. If the account balance remains below $2 million after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.


The Funds reserve the right to:



- liquidate a shareholder's account at the current day's NAV and remit proceeds via check if the Funds are unable to verify the shareholder's identity within three business days of account opening, and



- modify or terminate the exchange privilege at any time.


The following policies apply to instructions you may provide to the Funds by telephone:



- The Funds, their officers, trustees, employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.


- The Funds employ procedures reasonably designed to confirm that instructions communicated by telephone are genuine.

- Due to the volume of calls or other unusual circumstances, telephone redemptions may be difficult to implement during certain time periods.

Third parties who offer Fund shares, such as banks, broker-dealers and 401(k) plan providers, may charge transaction fees and may set different minimum investments or limitations on purchasing or redeeming shares.

Distributions and Taxes
-----------------------

The Funds intend to distribute most or all of their net earnings in the form of monthly dividends from net investment income and distributions of realized net capital gains. Usually, any dividends and distributions of realized net short-term capital gains are taxable as ordinary income. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares. Distributions are paid to shareholders on the first business day of the following month.

This is only a summary of some of the important federal income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


Master-Feeder Structure
-----------------------

The Funds operate under a master-feeder structure. This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The "master" fund purchases securities for investment. The master-feeder structure works as follows:

                        (MASTER-FEEDER STRUCTURE GRAPH)

Each Fund can withdraw its investment in its corresponding portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is not approved by the shareholders of its corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.


Financial Highlights
--------------------

The financial highlights tables are intended to help you understand each Fund's financial performance for the period of its operation. Certain information reflects financial results for a single Fund share. The total returns in each Fund's table represent the rate that an investor would have earned on an investment in that Fund


--------------------------------------------------------------------------------

Prospectus                             19                 Additional Information

(assuming reinvestment of all dividends and distributions). The Funds' financial highlights were audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.



                                                  AMERICAN AADVANTAGE MONEY MARKET SELECT FUND
                                                -------------------------------------------------
                                                             YEAR ENDED DECEMBER 31,
                                                -------------------------------------------------
                                                   2003         2002       2001(B)        2000
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:  ----------   ----------   ----------   ----------
Net asset value, beginning of period.........   $     1.00   $     1.00   $     1.00   $     1.00
                                                ----------   ----------   ----------   ----------
  Net investment income(A)...................         0.01         0.02         0.04         0.06
  Less dividends from net investment income...       (0.01)       (0.02)       (0.04)       (0.06)
                                                ----------   ----------   ----------   ----------
Net asset value, end of period...............   $     1.00   $     1.00   $     1.00   $     1.00
                                                ==========   ==========   ==========   ==========
Total return.................................         1.13%        1.81%        4.28%        6.58%
                                                ==========   ==========   ==========   ==========
Ratios and supplemental data:
  Net assets, end of period (in thousands)...   $3,988,724   $5,030,034   $5,589,030   $2,227,985
  Ratios to average net assets
    (annualized)(A):
    Expenses.................................         0.12%        0.11%        0.12%        0.12%
    Net investment income....................         1.14%        1.82%        3.84%        6.47%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager................................           --           --           --         0.03%


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.



--------------------------------------------------------------------------------

Additional Information                 20                             Prospectus

                                                      AMERICAN AADVANTAGE U.S. GOVERNMENT
                                                            MONEY MARKET SELECT FUND
                                                  --------------------------------------------
                                                    YEAR ENDED DECEMBER 31,     DECEMBER 1, TO
                                                  ---------------------------    DECEMBER 31,
                                                      2003           2002          2001(B)
 FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD:   ------------   ------------   --------------
Net asset value, beginning of period............    $   1.00       $   1.00         $ 1.00
                                                    --------       --------         ------
  Net investment income(A)......................        0.01           0.02             --(D)
  Less dividends from net investment income.....       (0.01)         (0.02)            --(D)
                                                    --------       --------         ------
Net asset value, end of period..................    $   1.00       $   1.00         $ 1.00
                                                    ========       ========         ======
Total return....................................        1.11%          1.74%          0.20%(C)
                                                    ========       ========         ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)......    $162,489       $110,014         $2,822
  Ratios to average net assets (annualized)(A):
    Expenses....................................        0.12%          0.12%          0.10%
    Net investment income.......................        1.09%          1.75%          2.06%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager...................................        0.03%          0.03%            --


(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C) Not annualized.


(D) Amount is less than $0.01 per share.




--------------------------------------------------------------------------------

Prospectus                             21                 Additional Information

530098
ADDITIONAL INFORMATION

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 231-4252.

 ANNUAL REPORT/SEMI-ANNUAL REPORT

 The Money Market Select Fund's Annual and Semi-Annual Reports list the Fund's actual investments as of the report's date. They also include a discussion by the Manager of market conditions and investment strategies that significantly affected the Fund's performance. The report of the Funds' independent auditors is included in the Annual Report.

 STATEMENT OF ADDITIONAL INFORMATION

 The SAI contains more details about the Funds and their investment policies. The SAI is incorporated in this Prospectus by reference (it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


                                     BY TELEPHONE:
         (TELEPHONE GRAPHIC)         Call (800) 231-4252

                                     BY MAIL:
                                     American AAdvantage Select Funds
           (MAILBOX GRAPHIC)         4151 Amon Carter Blvd., MD2450
                                     Fort Worth, TX 76155


The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                    (AMERICAN AADVANTAGE SELECT FUNDS LOGO)

                            SEC File Number 811-9603


American AAdvantage Select Funds is a service mark of AMR Corporation. American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund are service marks of AMR Investment Services, Inc.






--------------------------------------------------------------------------------

Additional Information                                                Prospectus

                       STATEMENT OF ADDITIONAL INFORMATION
                      AMERICAN AADVANTAGE SELECT FUNDS(SM)


                                  MARCH 1, 2004


               Money Market Select Fund (the "Money Market Fund")
 U.S. Government Money Market Select Fund (the "U.S. Gov't. Money Market Fund")

     The Money Market Fund (formerly known as the American Select Cash Reserve Fund prior to November 30, 2001) and the U.S. Gov't. Money Market Fund (collectively, the "Funds") are separate investment portfolios of the American AAdvantage Select Funds (the "Select Trust"). The Select Trust is a no-load, open-end, diversified management investment company that was known as the American Select Funds prior to November 30, 2001. The Select Trust was organized as a Massachusetts business trust on August 18, 1999. Each Fund constitutes a separate investment portfolio with a distinct investment objective and distinct purpose and strategy.

     Each Fund invests all of its investable assets in a corresponding portfolio with a similar name and an identical investment objective. Each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio (individually, a "Portfolio" and, collectively, the "Portfolios") of the AMR Investment Services Trust ("AMR Trust"), a separate investment company managed by AMR Investment Services, Inc. (the "Manager").


     This Statement of Additional Information ("SAI") should be read in conjunction with the Funds' prospectus dated March 1, 2004 ("Prospectus"), a copy of which may be obtained without charge by calling (800) 231-4252. This SAI is not a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by a current Prospectus.


                                TABLE OF CONTENTS


Non-Principal Investment Strategies and Risks.....................................      1

Investment Restrictions...........................................................      2

Trustees and Officers of the Select Trust and the AMR Trust.......................      4

Code of Ethics....................................................................      8

Proxy Voting Policies.............................................................      8

Control Persons and 5% Shareholders...............................................      8

Management and Administrative Services............................................      9

Other Service Providers...........................................................      10

Portfolio Securities Transactions.................................................      10

Redemptions in Kind...............................................................      10

Net Asset Value...................................................................      10

Tax Information...................................................................      10

Yield and Total Return Quotations.................................................      12

Description of the Select Trust...................................................      13

Other Information.................................................................      13

Financial Statements..............................................................      19

Appendix A: Proxy Voting Policy and Procedures for the Select and AMR Trusts......     A-1


                  NON-PRINCIPAL INVESTMENT STRATEGIES AND RISKS

     Each Fund may:

      1. Engage in dollar rolls or purchase or sell securities on a when-issued or forward commitment basis. The purchase or sale of when-issued securities enables an investor to hedge against anticipated changes in interest rates and prices by locking in an attractive price or yield. The price of when-issued securities is fixed at the time the commitment to purchase or sell is made, but delivery and payment for the when-issued securities takes place at a later date, normally one to two months after the date of purchase. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest accrues to the purchaser. Such transactions therefore involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or if the value of the security to be sold increases prior to the settlement date. A sale of a when-issued security also involves the risk that the other party will be unable to settle the transaction. Dollar rolls are a type of forward commitment transaction. Purchases and sales of securities on a forward commitment basis involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. As with when-issued securities, these transactions involve certain risks, but they also enable an investor to hedge against anticipated changes in interest rates and prices. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When purchasing securities on a when-issued or forward commitment basis, a segregated account of liquid assets at least equal to the value of purchase commitments for such securities will be maintained until the settlement date.


      2. Invest in other investment companies (including affiliated investment companies) to the extent permitted by the Investment Company Act of 1940, as amended ("1940 Act"), or exemptive relief granted by the Securities and Exchange Commission ("SEC").


      3. Loan securities to broker-dealers or other institutional investors. Securities loans will not be made if, as a result, the aggregate amount of all outstanding securities loans by a Fund exceeds 33 1/3% of its total assets (including the market value of collateral received). For purposes of complying with a Fund's investment policies and restrictions, collateral received in connection with securities loans is deemed an asset of the Fund to the extent required by law. The Manager receives compensation for administrative and oversight functions with respect to securities lending. The amount of such compensation depends on the income generated by the loan of the securities. A Fund continues to receive dividends or interest, as applicable, on the securities loaned and simultaneously earns either interest on the investment of the cash collateral or fee income if the loan is otherwise collateralized. The Funds do not currently engage in securities lending nor does the Manager anticipate that they will do so in the near future.

      4. Enter into repurchase agreements. A repurchase agreement is an agreement under which securities are acquired by a Fund from a securities dealer or bank subject to resale at an agreed upon price on a later date. The acquiring Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities. However, the Manager attempts to minimize this risk by entering into repurchase agreements only with financial institutions which are deemed to be of good financial standing.

      5. Purchase securities in private placement offerings made in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933 ("1933 Act"), and resold to qualified institutional buyers under Rule 144A under the 1933 Act ("Section 4(2) securities"). A Fund will not invest more than 10% of its respective net assets in Section 4(2) securities and illiquid securities unless the Manager determines, by continuous reference to the appropriate trading markets and pursuant to guidelines approved by the AMR Trust's Board of Trustees ("AMR Trust Board"), that any Section 4(2) securities held by such Fund in excess of this level are at all times liquid.

                             INVESTMENT RESTRICTIONS

     Each Fund has the following fundamental investment policy that enables it to invest in its corresponding Portfolio of the AMR Trust:

         Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with substantially the same investment objectives, policies and limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

     All other fundamental investment policies and the non-fundamental policies of each Fund and its corresponding Portfolio are identical. Therefore, although the following discusses the investment policies of each

Portfolio and the AMR Trust Board, it applies equally to each Fund and the Select Trust's Board of Trustees ("Select Trust Board").

     In addition to the investment limitations noted in the Prospectus, the following nine restrictions have been adopted by each Portfolio and may be changed with respect to any Portfolio only by the majority vote of that Portfolio's outstanding interests. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used herein means, with respect to the Portfolio, the lesser of
(a) 67% of the interests of the Portfolio present at the meeting if the holders of more than 50% of the interests are present and represented at the interest holders' meeting or (b) more than 50% of the interests of the Portfolio. Whenever a Fund is requested to vote on a change in the investment restrictions of its corresponding Portfolio, that Fund will hold a meeting of its shareholders and will cast its votes as instructed by its shareholders. The percentage of a Fund's votes representing the shareholders not voting will be voted by the Select Trust Board in the same proportion as those Fund shareholders who do, in fact, vote.

No Portfolio of the AMR Trust may:

     1. Purchase or sell real estate or real estate limited partnership interests, provided, however, that a Portfolio may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein when consistent with the other policies and limitations described in the Prospectus.

     2. Purchase or sell commodities (including direct interests and/or leases in oil, gas or minerals) or commodities contracts, except with respect to forward foreign currency exchange contracts and foreign currency futures contracts when consistent with the other policies and limitations described in the Prospectus.

     3. Engage in the business of underwriting securities issued by others except to the extent that, in connection with the disposition of securities, a Portfolio may be deemed an underwriter under federal securities law.

     4. Make loans to any person or firm, provided, however, that the making of a loan shall not be construed to include (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or (ii) the entry into repurchase agreements and further provided, however, that a Portfolio may lend its investment securities to broker-dealers or other institutional investors in accordance with the guidelines stated in this SAI.

     5. Purchase from or sell portfolio securities to its officers, Trustees or other "interested persons" of the AMR Trust, as defined in the 1940 Act, including its investment advisers and their affiliates, except as permitted by the 1940 Act and exemptive rules or orders thereunder.

     6. Issue senior securities except that a Portfolio may engage in when-issued and forward commitment securities transactions.

     7. Borrow money, except from banks or through reverse repurchase agreements for temporary purposes in an aggregate amount not to exceed 10% of the value of its total assets at the time of borrowing. In addition, although not a fundamental policy, the Portfolios intend to repay any money borrowed before any additional portfolio securities are purchased. See "Other Information" for a further description of reverse repurchase agreements.

     8. Invest more than 5% of its total assets (taken at market value) in securities of any one issuer, other than obligations issued by the U.S. Government, its agencies and instrumentalities, or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of a Portfolio's total assets.

     9. Invest more than 25% of its total assets in the securities of companies primarily engaged in any one industry (except, with respect to the Money Market Portfolio, the banking industry), provided that: (i) this limitation does not apply to obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (ii) municipalities and their agencies and authorities are not deemed to be industries; and (iii) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance, and diversified finance will be considered separate industries).

     The above percentage limits are based upon asset values at the time of the applicable transaction; accordingly, a subsequent change in asset values will not affect a transaction that was in compliance with the investment restrictions at the time such transaction was effected.

     The following non-fundamental investment restrictions apply to each Fund and Portfolio and may be changed with respect to a Fund by a vote of a majority of the Select Trust Board or, with respect to a Portfolio, by a vote of a majority of the AMR Trust Board. No Fund or Portfolio may:

      1. Invest more than 10% of its net assets in illiquid securities, including time deposits and repurchase agreements that mature in more than seven days; or

      2. Purchase securities on margin, effect short sales (except that a Portfolio may obtain such short term credits as may be necessary for the clearance of purchases or sales of securities) or purchase or sell call options or engage in the writing of such options.

     All Funds and Portfolios of the AMR Trust may invest up to 10% of their total assets in the securities of other investment companies to the extent permitted by law. In addition, pursuant to exemptive relief granted by the SEC, the Money Market Fund or Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Municipal Money Market Portfolio and U.S. Government Money Market Portfolio, and the U.S. Gov't. Money Market Fund or U.S. Government Money Market Portfolio may invest up to 25% of its total assets in the aggregate of the Money Market Portfolio and Municipal Money Market Portfolio. The Funds or Portfolios may incur duplicate advisory or management fees when investing in another mutual fund.

           TRUSTEES AND OFFICERS OF THE SELECT TRUST AND THE AMR TRUST


     The Select Trust Board and the AMR Trust Board provide broad supervision over each Trust's affairs. The Manager is responsible for the management and the administration of the Select Trust's assets, and the Select Trust's officers are responsible for the Select Trust's operations. The Trustees and officers of the Select Trust and the AMR Trust are listed below, together with their principal occupations during the past five years. Unless otherwise indicated, the address of each person listed below is 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155. Each Trustee oversees twenty-five funds in the fund complex that includes the AMR Trust, the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds.



                                   Position, Term of
                                 Office and Length of
Name, Age and Address           Time Served with each    Principal Occupation(s) During Past 5 Years and Current Directorships
                                         Trust
--------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
                                         Term
                                   Lifetime of Trust
                                    until removal,
                                    resignation or
                                      retirement*

William F. Quinn** (56)          President and Trustee    President, AMR Investment Services, Inc. (1986-Present); Chairman
                                  of AMR Trust since     (1989-2003) and Director (2003-Present), American Airlines Federal
                                 1995 and Select Trust   Credit Union; Director, Crescent Real Estate Equities, Inc.
                                      since 1999         (1994-Present); Director, Pritchard, Hubble & Herr, LLC (investment adviser) (2001-Present); Director of Investment Committee, Southern
                                                         Methodist University Endowment Fund (1996-Present); Member of
                                                         Advisory Board, Southern Methodist University Cox School of Business
                                                         (1999-2002); Member of Pension Manager Committee, New York Stock
                                                         Exchange (1997-1998, 2000-2002); Chairman of the Defined Benefit
                                                         Sub-Committee, Committee for the Investment of Employee Benefits
                                                         (1982-Present); Trustee, American AAdvantage Funds (1987-Present);
                                                         Trustee, American AAdvantage Mileage Funds (1995-Present).

Alan D. Feld** (67)              Trustee of AMR Trust    Partner, Akin, Gump, Strauss, Hauer & Feld, LLP (law firm)
                                 since 1996 and Select   (1960-Present); Director, Clear Channel Communications
                                   Trust since 1999      (1984-Present); Trustee, CenterPoint Properties, Inc.
                                                         (1994-Present); Trustee, American AAdvantage Funds (1996- Present);
                                                         Trustee, American AAdvantage Mileage Funds (1996-Present).
--------------------------------------------------------------------------------------------------------------------------------

                                   Position, Term of
                                 Office and Length of
Name, Age and Address           Time Served with each    Principal Occupation(s) During Past 5 Years and Current Directorships
                                         Trust
--------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES
                                         Term
                                   Lifetime of Trust
                                    until removal,
                                    resignation or
                                      retirement*

Stephen D. O'Sullivan (68)       Trustee of AMR Trust    Consultant (1994-Present); Trustee, American AAdvantage Funds
                                 since 1995 and Select   (1987-Present); Trustee, American AAdvantage Mileage Funds
                                   Trust since 1999      (1995-Present).

R. Gerald Turner (58)             Trustee of AMR and     President, Southern Methodist University (1995-Present); Director,
225 Perkins Admin. Bldg.          Select Trusts since    ChemFirst (1986-2002); Director, J.C. Penney Company, Inc.
Southern Methodist University            2001            (1996-Present); Director, California Federal Preferred Capital Corp.
Dallas, Texas 75275                                      (2001-2003); Director, Kronus Worldwide Inc. (chemical manufacturing)
                                                         (2003-Present); Director, First Broadcasting Investment Partners, LLC
                                                         (2003-Present); Member, United Way of Dallas Board of Directors;
                                                         Member, Salvation Army of Dallas Board of Directors; Member,
                                                         Methodist Hospital Advisory Board; Member, Knight Commission on
                                                         Intercollegiate Athletics; Trustee, American AAdvantage Funds
                                                         (2001-Present); Trustee, American AAdvantage Mileage Funds
                                                         (2001-Present).

Kneeland Youngblood (48)         Trustee of AMR Trust    Managing Partner, Pharos Capital Group, LLC (a private equity firm)
100 Crescent Court               since 1996 and Select   (1998-Present); Trustee, The Hockaday School (1997-Present);
Suite 1740                         Trust since 1999      Director, Starwood Hotels and Resorts (2001-Present); Member, Council
Dallas, Texas  75201                                     on Foreign Relations (1995-Present); Director, Just For the Kids
                                                         (1995-2001); Director, L&B Realty Advisors (1998-2000); Trustee,
                                                         Teachers Retirement System of Texas (1993-1999); Director, Starwood
                                                         Financial Trust (1998-2001); Trustee, St. Mark's School of Texas
                                                         (2002-Present); Trustee, American AAdvantage Funds (1996-Present);
                                                         Trustee, American AAdvantage Mileage Funds (1996-Present).
--------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------------------
OFFICERS
                                         Term
                                       One Year
Nancy A. Eckl (41)               VP of AMR Trust since   Vice President, Trust Investments, AMR Investment Services, Inc.
                                 1995 and Select Trust   (1990-Present).
                                      since 1999

Michael W. Fields (50)           VP of AMR Trust since   Vice President, Fixed Income Investments, AMR Investment Services,
                                 1995 and Select Trust   Inc. (1988-Present).
                                      since 1999

Barry Y. Greenberg (40)          VP of AMR Trust since   Vice President, Legal and Compliance, AMR Investment Services, Inc.
                                 1995 and Select Trust   (1995-Present).
                                      since 1999
                                 Secretary since 2004

Rebecca L. Harris (37)          Treasurer of AMR Trust   Vice President, Finance, AMR Investment Services, Inc.
                                 since 1995 and Select   (1995-Present).
                                   Trust since 1999

John B. Roberson (45)            VP of AMR Trust since   Vice President, Director of Sales, AMR Investment Services, Inc.
                                 1995 and Select Trust   (1991-Present).
                                      since 1999



* The Board has adopted a retirement plan that requires Trustees to retire no later than the last day of the calendar year in which they reach the age of 70, with the exception of Messrs. Quinn and O'Sullivan.



** Mr. Quinn is deemed to be an "interested person" of the Select Trust and AMR
   Trust, as defined by the 1940 Act, because Mr. Quinn is President of the Manager. Mr. Feld is deemed to be an "interested person" of the AMR Trust only, as defined by the 1940 Act, because Mr. Feld's law firm of Akin, Gump, Strauss, Hauer & Feld LLP ("Akin, Gump") has provided legal services within the past two years to one or more of the AMR Trust's sub-advisers.



     The Select and AMR Trusts have an Audit Committee, consisting of Messrs. Feld, O'Sullivan, Turner, and Youngblood. Except for Mr. Feld, the members of the committee are not "interested persons" of either Trust, as defined by the 1940 Act. As set forth in its charter, the primary duties of each Trust's Audit Committee are: 1) to recommend to the Board auditors to be retained for the next fiscal year, 2) to meet with the Trust's independent auditors as necessary, 3) to consider the effect upon each Fund of any changes in accounting principles or practices proposed by the Manager or the auditors, 4) to review the fees charged by the auditors for audit and non-audit services, 5) to investigate improprieties or suspected improprieties in Fund operations, 6) to review the findings of SEC examinations and consult with the Manager on appropriate responses, and 7) to report its activities to the full Board on a regular basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate. The Audit Committee met three times during the fiscal year ended December 31, 2003.



     The Select and AMR Trusts also have a Nominating Committee that is comprised of the non-interested Trustees and Mr. Feld. As set forth in its charter, the Nominating Committee's primary duties are to 1) evaluate the qualifications of potential Interested and Non-Interested Trustees, 2) establish policies and procedures for the review of shareholder-recommended nominees, 3) make recommendations to the full Board for membership on Board committees, and
4) review the Board's committee structure and duties. Shareholder recommendations for Trustee candidates may be mailed in writing, including a comprehensive resume and any supporting documentation, to the Nominating Committee in care of the Funds. The Nominating Committee did not meet during the fiscal year ended December 31, 2003.



     The Trustees who owned shares of any Fund are listed in the following table with the dollar range of their ownership in such Fund(s) and the Select Trust as a whole as of the calendar year ended December 31, 2003.


                               Dollar Range of       Dollar Range of Equity     Aggregate Dollar Range
                             Equity Securities in   Securities in U.S. Gov't   of Equity Securities in
Trustee Name                  Money Market Fund         Money Market Fund          the Select Trust
--------------------------------------------------------------------------------------------------------
                                          INTERESTED TRUSTEE
William F. Quinn                     None                     None                       None
--------------------------------------------------------------------------------------------------------
                                        NON-INTERESTED TRUSTEES
Alan D. Feld                         None                     None                       None
Stephen D. O'Sullivan                None                     None                       None
R. Gerald Turner                     None                     None                       None
Kneeland Youngblood                  None                     None                       None
------------------------------------------------------------------------------ -------------------------

     During the two most recently completed calendar years, Akin, Gump provided legal services to American Airlines, Inc., an affiliate of the Manager. Mr. Feld has advised the Select and AMR Trusts that, during this period, he had no material involvement in the services provided by Akin, Gump to American Airlines, Inc., that he received no material benefit in connection with these services, and that Akin, Gump did not provide legal services to the Manager or AMR Corporation during this period.






     As compensation for their services to the Select Trust, the AMR Trust, the American AAdvantage Funds and the American AAdvantage Mileage Funds (collectively, the "Trusts"), Mr. Feld and the Independent Trustees and their spouses receive free air travel from American Airlines, Inc., an affiliate of the Manager. The Trusts pay American Airlines the flight service charges incurred for these travel arrangements. The Trusts compensate each Trustee with payments in an amount equal to the Trustees' income tax on the value of this free airline travel. Mr. O'Sullivan, as a retiree of American Airlines, Inc., already receives flight benefits. Mr. O'Sullivan receives an annual retainer of $40,000, plus $1,250 for each Board meeting attended. Trustees are also reimbursed for any expenses incurred in attending Board meetings. The Select Trust and the AMR Trust each pay its proportionate share of the Trustees' compensation. These amounts (excluding reimbursements) are reflected in the following table for the fiscal year ended October 31, 2003. The compensation amounts below include the flight service charges paid by the Trusts to American Airlines.



                                    Aggregate            Pension or Retirement         Total Compensation
                                Compensation From     Benefits Accrued as Part of        From the Trusts
Name of Trustee                 the Select Trust      the Select Trust's Expenses          (25 Funds)
--------------------------------------------------------------------------------------------------------------
                                             INTERESTED TRUSTEE
William F. Quinn                       $0                          $0                          $0
--------------------------------------------------------------------------------------------------------------
                                           NON-INTERESTED TRUSTEES
Alan D. Feld                         $6,296                        $0                        $44,211
Ben J. Fortson*                      $1,091                        $0                        $7,659
Dee J. Kelly, Jr.**                  $2,803                        $0                        $19,682
Stephen D. O'Sullivan                $6,408                        $0                        $45,000
R. Gerald Turner                     $2,320                        $0                        $16,291
Kneeland Youngblood                  $5,156                        $0                        $36,207
--------------------------------------------------------------------------------------------------------------


      * Mr. Fortson retired from the Trusts effective February 28, 2002. He now serves as Trustee Emeritus.

      ** Mr. Kelly resigned from the Trusts effective February 21, 2003.

     The Boards have adopted an Emeritus Trustee and Retirement Plan. The Plan provides that a Trustee who has reached the age of 70 is eligible to elect Trustee Emeritus status. Alternately, a Trustee who has served on the Board of one or more Trusts for at least 5 years may elect to retire from the Boards at an earlier age and immediately assume Trustee Emeritus status. A person may serve as a Trustee Emeritus and receive related retirement benefits for a period up to a maximum of 10 years. Only those Trustees who retire from the Boards and elect Trustee Emeritus status may receive retirement benefits under the Plan. A Trustee Emeritus must commit to provide certain ongoing services and advice to the Board members and the Trusts; however, a Trustee Emeritus does not have any voting rights at Board meetings and is not subject to election by shareholders of the Funds.

     During the term that the Trustee Emeritus serves, each Trustee Emeritus and his or her spouse will receive American Airlines annual flight benefits plus reimbursement to the Trustee Emeritus of any tax liability relating to such flights during the term that such person serves as a Trustee Emeritus. Such flight benefits, including the taxes that are payable with respect to such benefits, shall not exceed a maximum annual value to the Trustee Emeritus of $40,000.


RENEWAL OF MANAGEMENT AGREEMENT

      At their February 9, 2004 meeting, the Trustees considered the renewal of the existing Management Agreement between the Manager and the Funds. As part of the renewal process, legal counsel to the Trusts and the independent Trustees sent information request letters to the Manager seeking certain relevant information. The response by the Manager was provided to the Trustees for their review prior to their meeting, and the Trustees were provided with the opportunity to request any additional materials.



     The Trustees considered, among other materials, response by the Manager to inquiries requesting:

      - a description of any significant changes (actual or anticipated) to principal activities, personnel, services provided to the Funds, or any other area, including how these changes might affect the Funds;

      - a copy of the most recent audited or unaudited financial statements as well as Parts I and II of its Form ADV;

      - a summary of any material past, pending or anticipated litigation or regulatory proceedings involving the Manager or its personnel, including the results of any recent regulatory examination or independent audit;

      - a comparison of the performance of each Fund with performance of other similar accounts managed by the Manager, including a discussion of relative performance versus a peer group average and any remedial measures if the Manager's performance was materially below that of the peer group;

      - a cost/profitability analysis of the Manager and any actual or anticipated economies of scale in relation to the services it provides to the Funds, if available;

      - an analysis of compensation, including fees paid for last five years, any proposed changes to the fee schedule and the effect of any fee waivers;

      - an evaluation of any other benefits to the Manager or Funds as a result of their relationship, if any;

      - a discussion regarding the Manager's participation in "soft dollar" arrangements, if any, or other brokerage allocation policies with respect to Fund transactions, including the Manager's methodology for obtaining the most favorable execution and the use of any affiliated broker-dealers;

      - a description of trade allocation procedures among accounts managed by the Manager;

      - a discussion of the Manager's compliance program with regard to federal, state, corporate and Fund requirements;

      - information regarding the Manager's code of ethics, insider trading policy, proxy voting procedures, and disaster recovery plan, including a description of any material changes thereto;

      -     a description of the Manager's affiliation with any broker-dealer;

      - a discussion of any anticipated change in the Manager's controlling persons;

      - verification of the Manager's insurance coverage with regards to the services provided to the Funds;

      - a table comparing the performance of each Fund to comparable mutual funds and appropriate indices, including comments on each Fund's relative performance;

      -     an analysis of total Fund expenses versus comparable mutual funds;

      - an analysis of the Funds' investment advisory fees versus comparable mutual funds;

      -     a chart detailing asset levels by Fund for the past five years;

      - an analysis of any material complaints received from Fund shareholders;

      - a description of the Manager's monitoring of excessive short-term trading or other improper trading activities shares of the Funds; and

      - any ideas for the future growth and efficient operation of the Funds.



     Legal counsel also provided the Trustees with a memorandum detailing their responsibilities pertaining to the renewal of the Management Agreement. This memorandum explained the regulatory requirements surrounding the Trustees' process for evaluating investment advisers and the terms of the contracts.

CONSIDERATIONS WITH RESPECT TO BOTH FUNDS

     In determining whether to approve the continuance of the Management Agreement, the Trustees considered the best interests of each Fund separately. The Trustees posed questions to various management personnel of the Manager regarding certain key aspects of the material submitted in support of the renewal.



      With respect to the renewal of the Management Agreement, the Trustees considered: the Manager's ability to retain key investment personnel and to provide consistent performance and an active client service program; the Manager's goal to continue to provide consistent above average long-term performance at low cost; the continuing efforts by the Manager to add new Funds so as to enhance the Trusts' product line; the Manager's record in building improved compliance, control and credit functions that reduce risks to the Funds; the addition of personnel to manage the Funds, promote sales and improve services; and the active role played by the Manager in monitoring and, as appropriate, recommending replacements for the investment sub-advisers and master portfolios.



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE MONEY MARKET FUND

      In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the Money Market Fund had substantially above-average performance for all reported periods ended December 31, 2003; (2) the Fund's expense ratio was lower than the industry average; (3) the Trustees deemed the profit made by the Manager on the services it provided to the Fund to be reasonable in light of the fact that the Manager provides high-quality services at a low cost to investors, manages the Fund's assets and provides a comprehensive compliance program for the Fund; and (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund.



ADDITIONAL CONSIDERATIONS WITH RESPECT TO THE U.S. GOV'T MONEY MARKET FUND

      In considering the renewal of the Management Agreement, the Trustees considered the following additional factors: (1) the U.S. Gov't Money Market Fund had substantially above-average performance for all reported periods ended December 31, 2003; (2) the Fund's expense ratio was lower than the industry average; (3) the Trustees deemed the profit made by the Manager on the services it provided to the Fund to be reasonable in light of the fact that the Manager provides high-quality services at a low cost to investors, manages the Fund's assets and provides a comprehensive compliance program for the Fund; and (4) the Manager's explanation that fee schedule "breakpoints" were not warranted due to, among other factors, the low, base management fee charged to the Fund.


                                 CODE OF ETHICS


     The Manager and the Select Trust have each adopted a Code of Ethics ("Code") under Rule 17j-1 of the 1940 Act. Each Code significantly restricts the personal trading of all employees. For example, each Code generally requires pre-clearance of all personal securities trades (with limited exceptions) and prohibits employees from purchasing or selling a security that is being purchased or sold or being considered for purchase or sale by any Fund. In addition, each Code requires employees to report trades in shares of the Trusts. Each Code is on public file with, and may be obtained from, the SEC.



                              PROXY VOTING POLICIES



     From time to time, the Funds may own a security whose issuer solicits a proxy vote on certain matters. The Trusts have adopted a Proxy Voting Policy and Procedures (the "Policy") that sets forth guidelines and procedures designed to ensure that the Manager votes such proxies in the best interests of Fund shareholders. The Policy includes procedures to address potential conflicts of interest between the Funds' shareholders and the Manager or its affiliates. Please see Appendix A for a copy of the Policy. After August 31, 2004, the Funds' proxy voting record for the year ended June 30, 2004 will be available upon request and without charge by calling 1-800-967-9009 or by visiting the SEC's website at http://www.sec.gov.


                       CONTROL PERSONS AND 5% SHAREHOLDERS


     There were no entities or persons deemed to control the Money Market Fund by virtue of their beneficial ownership of more than 25% of the outstanding shares of the Fund as of January 31, 2004. Muir & Co. c/o Frost National Bank, P.O. Box 2479, San Antonio, Texas 78298-2479, was the owner of record of 82.4% of the shares of the U.S. Gov't Money Market Fund as of January 31, 2004 and therefore, was deemed to control that Fund as of that date. The actions of an entity or person that controls a Fund could have an effect on other shareholders. For instance, a control person may have effective voting control over that Fund or large redemptions by a control person could cause a Fund's other shareholders to pay a higher pro rata portion of the Fund's expenses. All Trustees and officers as a group own less than 1% of the outstanding shares of either of the Funds. The following persons were record owners of 5% or more of the outstanding shares of a Fund as of January 31, 2004:



            Money Market Fund

            The Bank of New York Insurance Trust and Escrow Dept......     7%
            101 Barclay St. Floor 8W
            New York, NY  10286

            Bank of New York cust fbo Lumbermens Mutual Casualty Co...     7%
            1 Kemper Drive
            Long Grove, IL  60049

            Koch Asset Management Co. LLC.............................     6%
            4111 E. 37th Street North
            Wichita, KS  67220

            Solectron Corp............................................     6%
            847 Gibraltar Dr. Bldg. 5
            Milpitas, CA  95035

            Bear Stearns Securities Corp..............................     5%
            1 Metrotech Center North
            Brooklyn, NY  11201

            U.S. Gov't Money Market Fund .............................     9%
            Black Thorn Partners LP c/o Blackthorn Investment
            Group LLC
            9393 W. 110th Street, Suite 130
            Overland Park, KS  66210


                     MANAGEMENT AND ADMINISTRATIVE SERVICES

     The Manager is a wholly owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc., and is paid a management fee as compensation for providing the Select Trust and the AMR Trust with advisory and asset allocation services. Pursuant to the Management Agreement, the Manager also provides the Select Trust and the AMR Trust with office space, office equipment and personnel necessary to manage and administer the Trusts' operations. This includes:

      -     complying with reporting requirements;

      -     corresponding with shareholders;

      - maintaining internal bookkeeping, accounting and auditing services and records; and

      - supervising the provision of services to the Trusts by third parties.

     Each Fund is responsible for expenses not otherwise assumed by the Manager, including the following: audits by independent auditors; transfer agency, custodian, dividend disbursing agent and shareholder recordkeeping services; taxes, if any, and the preparation of each Fund's tax returns; interest; costs of Trustee and shareholder meetings; printing and mailing prospectuses and reports to existing shareholders; fees for filing reports with regulatory bodies and the maintenance of the Funds' existence; legal fees; fees to federal and state authorities for the registration of shares; fees and expenses of non-interested Trustees; insurance and fidelity bond premiums; fees paid to consultants providing reports regarding adherence by investment advisers to the investment style of a Fund; fees paid for brokerage commission analysis for the purpose of monitoring best execution practices of the investment advisers; and any extraordinary expenses of a nonrecurring nature.


     As compensation for providing management services, each Portfolio pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to 0.10% of its net assets. The following amounts represent management fees paid to the Manager based on total Portfolio assets, including funds and classes of shares not included in this SAI. Management fees for the fiscal years ended December 31, 2001, 2002 and 2003 were approximately $10,228,000, $9,532,000 and
$4,905,000.



     The Manager has contractually agreed from time to time to waive fees and/or reimburse expenses for certain Funds in order to maintain competitive expense ratios for those Funds. In July of 2003, the Select Trust Board and the AMR Trust Board approved a policy whereby the Manager may seek repayment for such fee waivers and expense reimbursements. Under the policy, the Manager can be reimbursed by a Fund for any contractual or voluntary fee waivers or expense reimbursements made on or after July 10, 2003 only if reimbursement to the Manager (a) occurs within three years after the Manager's own waiver or reimbursement and (b) does not cause the Fund's Total Annual Fund Operating Expenses to exceed the previously agreed upon contractual expense limit.


     SWS Financial Services, located at 1201 Elm Street, Dallas, Texas 75270, is the distributor and principal underwriter of the Funds' shares, and as such, receives an annualized fee of $50,000 from the Manager for distributing shares of the Select Trust, the American AAdvantage Funds and the American AAdvantage Mileage Funds.

                             OTHER SERVICE PROVIDERS


     The transfer agent for the Select Trust is State Street Bank and Trust Company ("State Street"), located in Boston, Massachusetts, who provides transfer agency services to Fund shareholders through its affiliate Boston Financial Data Services, located in Kansas City, Missouri. State Street also serves as the custodian for the Portfolios and the Funds. The independent auditor for the Funds and the AMR Trust is Ernst & Young LLP, located in Chicago, Illinois.


                        PORTFOLIO SECURITIES TRANSACTIONS


     In selecting brokers or dealers to execute particular transactions, the Manager is authorized to consider "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), provision of statistical quotations (including the quotations necessary to determine a Fund or Portfolio's net asset value), the sale of Trust shares by such broker-dealer or the servicing of Trust shareholders by such broker-dealer, and other information provided to a Fund, Portfolio, or the Manager, provided, however, that the Manager determines that it has received the best net price and execution available. As a matter of practice, the Manager does not consider the sale of Trust shares in selecting brokers or dealers to execute transactions on behalf of the Trusts.


                               REDEMPTIONS IN KIND

     Although each Fund intends to redeem shares in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by its corresponding Portfolio. However, shareholders always will be entitled to redeem shares for cash up to the lesser of $250,000 or 1% of the applicable Fund's net asset value during any 90-day period. Redemption in kind is not as liquid as a cash redemption. In addition, if redemption is made in kind, shareholders who receive securities and sell them could receive less than the redemption value of their securities and could incur certain transactions costs.

                                 NET ASSET VALUE

     It is the policy of the Funds to attempt to maintain a constant price per share of $1.00. There can be no assurance that a $1.00 net asset value per share will be maintained. The portfolio instruments held by a Portfolio are valued based on the amortized cost valuation technique pursuant to Rule 2a-7 under the 1940 Act. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, even though the portfolio security may increase or decrease in market value. Such market fluctuations are generally in response to changes in interest rates. Use of the amortized cost valuation method requires a Portfolio to purchase instruments having remaining maturities of 397 days or less, to maintain a dollar-weighted average portfolio maturity of 90 days or less, and to invest only in securities determined by the AMR Trust Board to be of high quality with minimal credit risks. A Portfolio may invest in issuers or instruments that at the time of purchase have received the highest short-term rating by two Rating Organizations, such as "P-1" by Moody's Investors Service, Inc. ("Moody's") and "F-1" by Fitch Ratings, and have received the next highest short-term rating by other Rating Organizations, such as "A-2" by Standard & Poor's Ratings Services ("Standard & Poor's") and "P-2" by Moody's. See "Ratings of Long-Term Obligations" and "Ratings of Short-Term Obligations" for further information concerning ratings.

                                 TAX INFORMATION

TAXATION OF THE FUNDS

     To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Tax Code"), each Fund (which is treated as a separate corporation for these purposes) must, among other requirements:

      - Derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or certain other income ("Income Requirement");


      - Diversify its investments so that, at the close of each quarter of its taxable year, (1) at least 50% of the value of its total assets is represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total asset value and that does not represent more than 10% of the issuer's outstanding voting securities and (2) not more than 25% of the value of its total assets is invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer or any two or more issuers that are controlled by the Fund and engaged in the same, similar or related businesses ("Diversification Requirement"); and


      - Distribute annually to its shareholders at least 90% of its investment company taxable income (generally, taxable net investment income plus net short-term capital gain) ("Distribution Requirement").


            Each Fund, as an investor in its corresponding Portfolio, is or should be deemed to own a proportionate share of the Portfolio's assets and to earn the income on that share for purposes of determining whether the Fund satisfies the Income and Diversification Requirements. If a Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions as taxable dividends (that is, ordinary income) to the extent of the Fund's earnings and profits. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.


     Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary (taxable) income for that year and capital gain net income by the end of its fiscal year, plus certain other amounts.

TAXATION OF THE PORTFOLIOS

     Each Portfolio is classified as a separate partnership for federal income tax purposes and is not a "publicly traded partnership" treated as a corporation. As a result, each Portfolio is not subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and tax preference items, without regard to whether it has received any cash distributions from the Portfolio.

     Because, as noted above, each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and to earn a proportionate share of its corresponding Portfolio's income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to conduct its operations so that its corresponding Fund will be able to satisfy all those requirements.

     Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally will equal the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and gains and decreased by (a) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (b) the Fund's share of the Portfolio's losses.

TAXATION OF THE FUNDS' SHAREHOLDERS


     Dividends or other distributions a Fund declares in the last quarter of any calendar year that are payable to shareholders of record on a date in that quarter will be deemed to have been paid by the Fund and received by those shareholders on December 31 of that year if the Fund pays the distribution during the following January. Accordingly, those distributions will be reported by, and taxed to, those shareholders for the taxable year in which that December 31 falls.

     If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon. Investors also should be aware that if they purchase Fund shares shortly before the record date for a distribution, they will pay full price for the shares and receive some portion of the price back as a taxable distribution.

     The foregoing is only a summary of some of the important federal tax considerations affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, prospective investors are advised to consult their own tax advisers for more detailed information regarding the above and for information regarding federal, state, local and foreign taxes.

                        YIELD AND TOTAL RETURN QUOTATIONS


     The Money Market Fund commenced operations on December 31, 1999, and the U.S. Gov't. Money Market Fund commenced operations on December 1, 2001. For purposes of advertising performance, and in compliance with SEC interpretations, the Money Market Fund has adopted the performance of the Institutional Class of the American AAdvantage Money Market Fund ("AAdvantage Money Fund") from its inception on September 1, 1987 to the December 31, 1999 inception date of the Money Market Fund. For purposes of advertising performance, and in compliance with SEC interpretations, the U.S. Gov't. Money Market Fund has adopted the performance of the Institutional Class of the American AAdvantage U.S. Government Money Market Fund ("AAdvantage Government Fund") from its inception on March 2, 1992 to the December 1, 2001 inception date of the U.S. Gov't. Money Market Fund. The AAdvantage Money Fund and AAdvantage Government Fund are substantially similar funds managed by the Manager and that invest in the same corresponding Portfolios as the Funds. Expenses of the Funds are different from those of the AAdvantage Funds, and therefore, total returns for the Funds would vary from the returns shown had they been in operation since inception of the AAdvantage Funds.


     A quotation of yield on shares of the Funds may appear from time to time in advertisements and in communications to shareholders and others. Quotations of yields are indicative of yields for the limited historical period used but not for the future. Yield will vary as interest rates and other conditions change. Yield also depends on the quality, length of maturity and type of instruments invested in by a Fund, and the Fund's operating expenses. A comparison of the quoted yields offered for various investments is valid only if yields are calculated in the same manner. In addition, other similar investment companies may have more or less risk due to differences in the quality or maturity of securities held.

     The yield of a Fund may be calculated in one of two ways:

     (1) Current Yield--the net average annualized return without compounding accrued interest income. For a 7-day current yield, this is computed by dividing the net change in value over a 7 calendar-day period of a hypothetical account having one share at the beginning of a 7 calendar-day period by the value of the account at the beginning of this period to determine the "base period return". The quotient is multiplied by 365 divided by 7 and stated to two decimal places. A daily current yield is calculated by multiplying the net change in value over one day by 365 and stating it to two decimal places. Income other than investment income and capital changes, such as realized gains and losses from the sale of securities and unrealized appreciation and depreciation, are excluded in calculating the net change in value of an account. However, this calculation includes the aggregate fees and other expenses that are charged to all shareholder accounts in a Fund. In determining the net change in value of a hypothetical account, this value is adjusted to reflect the value of any additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares.

     (2) Effective Yield--the net average annualized return as computed by compounding accrued interest income. In determining the 7-day effective yield, a Fund will compute the "base period return" in the same manner used to compute the "current yield" over a 7 calendar-day period as described above. One is then added to the base period return and the sum is raised to the 365/7 power. One is subtracted from the result, according to the following formula:

             EFFECTIVE YIELD = [ (BASE PERIOD RETURN + 1)(365/7) ] - 1


     The current daily yield for the Money Market Fund as of December 31, 2003 was 1.01%. The current and effective yields for the Money Market Fund for the seven-day period ended December 31, 2003 were 1.02% and 1.03%, respectively. The current daily yield for the U.S. Gov't. Money Market Fund as of December 31, 2003 was 0.97%. The current and effective yields for the U.S. Gov't. Money Market Fund for the seven-day period ended December 31, 2003 were 0.99% and 0.99%, respectively.

     The advertised total return for a Fund would be calculated by equating an initial amount invested in the Fund to the ending redeemable value, according to the following formula:

                                 P(1 + T)(n)= ERV

where "P" is a hypothetical initial payment of $1,000; "T" is the average annual total return for the Fund; "n" is the number of years involved; and "ERV" is the ending redeemable value of a hypothetical $1,000 payment made in the Fund at the beginning of the investment period covered.


     Based on this formula, annualized total returns for the Money Market Fund as of December 31, 2003 were 1.13%, 3.78%, 4.58% and 5.37%, respectively, for the one, five, ten and since inception (9/1/87) periods. A portion of the fees of the Money Market Fund were waived from its 12/31/99 inception through December 31, 2001. Annualized total returns for the U.S. Gov't. Money Market Fund as of December 31, 2003 were 1.11%, 3.64%, 4.40% and 4.23%, respectively, for the one, five, ten and since inception (3/2/92) periods.






     Listings for the Fund may be found in newspapers under the heading "Amer Select".

                         DESCRIPTION OF THE SELECT TRUST

     The Select Trust, organized on August 18, 1999, is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for its obligations. However, the Select Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Select Trust and provides for indemnification and reimbursement of expenses out of Select Trust property for any shareholder held personally liable for the obligations of the Select Trust. The Declaration of Trust also provides that the Select Trust may maintain appropriate insurance (for example, fidelity bonding) for the protection of the Select Trust, its shareholders, Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss due to shareholder liability is limited to circumstances in which both inadequate insurance existed and the Select Trust itself was unable to meet its obligations. The Select Trust has not engaged in any other business.

                                OTHER INFORMATION

     Asset-Backed Securities -- Through the use of trusts and special purpose subsidiaries, various types of assets (primarily home equity loans, automobile and credit card receivables, other types of receivables/assets as well as purchase contracts, financing leases and sales agreements entered into by municipalities) are securitized in pass-through structures similar to Mortgage-Backed Securities, as described below. The Money Market Portfolio is permitted to invest in asset-backed securities, subject to the Portfolio's rating and quality requirements.

     Bank Deposit Notes -- Bank deposit notes are obligations of a bank, rather than bank holding company corporate debt. The only structural difference between bank deposit notes and certificates of deposit is that interest on bank deposit notes is calculated on a 30/360 basis as are corporate notes/bonds. Similar to certificates of deposit, deposit notes represent bank level investments and, therefore, are senior to all holding company corporate debt.

     Bankers' Acceptances -- Bankers' acceptances are short-term credit instruments designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

     Cash Equivalents -- Cash equivalents include certificates of deposit, bearer deposit notes, bankers' acceptances, government obligations, commercial paper, short-term corporate debt securities and repurchase agreements.

     Certificates of Deposit -- Certificates of deposit are issued against funds deposited in an eligible bank (including its domestic and foreign branches, subsidiaries and agencies), are for a definite period of time, earn a specified rate of return and are normally negotiable.

     Commercial Paper -- Commercial paper refers to promissory notes representing an unsecured debt of a corporation or finance company with a fixed maturity of no more than 270 days. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.

     Derivatives -- Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses.

     Dollar Rolls -- A dollar roll is a contract to sell mortgage-backed securities as collateral against a commitment to repurchase similar, but not identical, mortgage-backed securities on a specified future date. The other party to the contract is entitled to all principal, interest, and prepayment cash flows while it holds the collateral. The Portfolios maintain with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the forward purchase obligation.

     Eurodollar and Yankeedollar obligations -- Eurodollar obligations are U.S. dollar obligations issued outside the United States by domestic or foreign entities, while Yankeedollar obligations are U.S. dollar obligations issued inside the United States by foreign entities. There is generally less publicly available information about foreign issuers and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. Foreign issuers may use different accounting and financial standards, and the addition of foreign governmental restrictions may affect adversely the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

     Full Faith and Credit Obligations of the U.S. Government -- Securities issued or guaranteed by the U.S. Treasury, backed by the full taxing power of the U.S. Government or the right of the issuer to borrow from the U.S. Treasury.

     Illiquid Securities -- Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities that are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities that have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a Portfolio might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. In addition, a Portfolio may get only limited information about an issuer, so it may be less able to predict a loss. A Portfolio also might have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. However, the fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

     Loan Participation Interests -- Loan participation interests represent interests in bank loans made to corporations. The contractual arrangement with the bank transfers the cash stream of the underlying bank loan to the participating investor. Because the issuing bank does not guarantee the participations, they are subject to the credit risks generally associated with the underlying corporate borrower. In addition, because it may be necessary under the terms of the loan participation for the investor to assert through the issuing bank such rights as may exist against the underlying corporate borrower, in the event the underlying corporate borrower fails to pay principal and interest when due, the investor may be subject to delays, expenses and risks that are greater than those that would have been involved if the investor had purchased a direct obligation (such as commercial paper) of such borrower. Moreover, under the terms of the loan participation, the investor may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the issuer also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participations is extremely limited and any such participations purchased by the investor are regarded as illiquid.

     Loan Transactions -- Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrages or other security transactions. The purpose of a qualified loan transaction is to afford a lender the opportunity to continue to earn income on the securities loaned and at the same time earn fee income or income on the collateral held by it.

     Securities loans will be made in accordance with the following conditions:
(1) a Portfolio must receive at least 100% collateral in the form of cash or cash equivalents, securities of the U.S. Government and its agencies and instrumentalities, and approved bank letters of credit; (2) the borrower must increase the collateral whenever the market value of the loaned securities (determined on a daily basis) rises above the level of collateral; (3) a Portfolio must be able to terminate the loan after notice, at any time; (4) a Portfolio must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned, and any increase in market value of the loaned securities; (5) a Portfolio may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower, provided, however, that if a material event affecting the investment occurs, the AMR Trust Board must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the AMR Trust Board to vote proxies.

     While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the AMR Trust Board to be of good financial standing and will not be made unless the consideration to be earned from such loans would justify the risk. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities loaned or loss of rights in the collateral. Such loan transactions are referred to in this Statement of Additional Information as "qualified" loan transactions.

     The cash collateral so acquired through qualified loan transactions may be invested only in those categories of high quality liquid securities previously authorized by the AMR Trust Board.

     Mortgage-Backed Securities-Mortgage-backed securities consist of both collateralized mortgage obligations and mortgage pass-through certificates.

        Collateralized Mortgage Obligations ("CMOs") -- CMOs and interests in real estate mortgage investment conduits ("REMICs") are debt securities collateralized by mortgages, or mortgage pass-through securities. CMOs divide the cash flow generated from the underlying mortgages or mortgage pass-through securities into different groups referred to as "tranches," which are then retired sequentially over time in order of priority. The principal governmental issuers of such securities are the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders and the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an act of Congress which is owned entirely by Federal Home Loan Banks. The issuers of CMOs are structured as trusts or corporations established for the purpose of issuing such CMOs and often have no assets other than those underlying the securities and any credit support provided. A REMIC is a mortgage securities vehicle that holds residential or commercial mortgages and issues securities representing interests in those mortgages. A REMIC may be formed as a corporation, partnership, or segregated pool of assets. The REMIC itself is generally exempt from federal income tax, but the income from the mortgages is reported by investors. For investment purposes, interests in REMIC securities are virtually indistinguishable from CMOs.

        Mortgage Pass-Through Certificates -- Mortgage pass-through certificates are issued by governmental, government-related and private organizations which are backed by pools of mortgage loans.

     (1) Government National Mortgage Association ("GNMA") Mortgage Pass-Through Certificates ("Ginnie Maes") -- GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. Ginnie Maes represent an undivided interest in a pool of mortgages that are insured by the Federal Housing Administration or the Farmers Home Administration or guaranteed by the Veterans Administration. Ginnie Maes entitle the holder to receive all payments (including prepayments) of principal and interest owed by the individual mortgagors, net of fees paid to GNMA and to the issuer which assembles the mortgage pool and passes through the monthly mortgage payments to the certificate holders (typically, a mortgage banking firm), regardless of whether the individual mortgagor actually makes the payment. Because payments are made to certificate holders regardless of whether payments are actually received on the underlying mortgages, Ginnie Maes are of the "modified pass-through" mortgage certificate type. The GNMA is authorized to guarantee the timely payment of principal and interest on the Ginnie Maes. The GNMA guarantee is backed by the full faith and credit of the United States, and the GNMA has unlimited authority to borrow funds from the U.S. Treasury to make payments under the guarantee. The market for Ginnie Maes is highly liquid because of the size of the market and the active participation in the secondary market of security dealers and a variety of investors.

     (2) FHLMC Mortgage Participation Certificates ("Freddie Macs") -- Freddie Macs represent interests in groups of specified first lien residential conventional mortgages underwritten and owned by the FHLMC. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. The FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. In cases where the FHLMC has not guaranteed timely payment of principal, the FHLMC may remit the amount due because of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable. Freddie Macs are not guaranteed by the United States or by any of the Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. The secondary market for Freddie Macs is highly liquid because of the size of the market and the active participation in the secondary market of the FHLMC, security dealers and a variety of investors.

     (3) FNMA Guaranteed Mortgage Pass-Through Certificates ("Fannie Maes") -- Fannie Maes represent an undivided interest in a pool of conventional mortgage loans secured by first mortgages or deeds of trust, on one family or two to four family, residential properties. The FNMA is obligated to distribute scheduled monthly installments of principal and interest on the mortgages in the pool, whether or not received, plus full principal of any foreclosed or otherwise liquidated mortgages. The obligation of the FNMA under its guarantee is solely its obligation and is not backed by, nor entitled to, the full faith and credit of the United States.

     (4) Mortgage-Related Securities Issued by Private Organizations -- Pools created by non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payments in such pools. However, timely payment of interest and principal of these pools is often partially supported by various enhancements such as over-collateralization and senior/subordination structures and by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance. The insurance and guarantees are issued by government entities, private insurers or the mortgage poolers. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

     Ratings of Long-Term Obligations -- The Portfolios utilize ratings provided by the following nationally recognized statistical rating organizations ("Rating Organizations") in order to determine eligibility of long-term obligations.

     The two highest Moody's ratings for long-term obligations (or issuers thereof) are Aaa and Aa. Obligations rated Aaa are judged by Moody's to be of the best quality. Obligations rated Aa are judged to be of high quality by all standards. Together with the Aaa group, such debt comprises what is generally known as high-grade debt. Moody's states that debt rated Aa is rated lower than Aaa debt because margins of protection or other elements make long-term risks appear somewhat larger than for Aaa debt. Moody's also supplies numerical indicators 1, 2, and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

     The two highest Standard & Poor's ratings for long-term obligations are AAA and AA. Obligations rated AAA have the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong. Obligations rated AA have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     Fitch's two highest ratings for long-term obligations are AAA and AA. Obligations rated AAA have the lowest expectation of credit risk. A AAA rating is assigned only in cases of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events. Obligations rated AA have a very low expectation of credit risk. They are deemed to have a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     The two highest ratings for long-term obligations by Dominion Bond Rating Service Limited ("DBRS") are AAA and AA. Obligations rated AAA have the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Obligations rated AA are of superior credit quality, and protection of interest and principal is considered high. Entities rated AA are also considered unlikely to be significantly affected by reasonably foreseeable events.

     Standard & Poor's and Fitch apply indicators (such as "+" and "-") and DBRS adds "high" or "low" to indicate relative standing within the major rating categories (except AAA). A rating without one of these indicators falls within the middle of the category.

     Ratings of Short-term Obligations -- The rating P-1 is the highest short-term rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluations of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

     Short-term obligations (or issuers thereof) rated A-1 by Standard & Poor's have the following characteristics. Liquidity ratios are adequate to meet cash requirements. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determines whether the issuer's short-term obligation is rated A-1, A-2, or A-3.

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes. A rating of F-1+ indicates exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment. Obligations rated F-1 have very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+. Issues assigned a rating of F-2 indicate good credit quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

     Commercial paper and short-term debt considered to be prime credit quality by DBRS is rated R-1. Obligations of the highest credit quality are rated R-1
(high). These are entities possessing unquestioned ability to repay current liabilities as they fall due and maintaining strong liquidity positions, conservative debt levels and profitability that is both stable and above average. Obligations rated R-1 (middle) are of superior credit quality and, in most cases, differ from R-1 (high) credits to only a small degree. Of satisfactory credit quality are obligations rated R-1 (low). For these entities, the overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher-rating categories, but these considerations are still respectable.

     Repurchase Agreements -- A repurchase agreement, which provides a means to earn income on funds for periods as short as overnight, is an arrangement under which the purchaser (e.g., a Portfolio) purchases securities and the seller agrees, at the time of sale, to repurchase the securities at a specified time and price. The repurchase price will be higher than the purchase price, the difference being income to the purchaser, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the purchaser together with the repurchase price on repurchase. In either case, the income to the purchaser is unrelated to the interest rate on the securities subject to the repurchase agreement.

     Each Portfolio may enter into repurchase agreements with any bank or registered broker-dealer who, in the opinion of the Manager presents a minimum risk of bankruptcy during the term of the agreement. Each Portfolio may enter into repurchase agreements as a short-term investment of its idle cash in order to earn income. The securities will be held by a custodian (or agent) during the term of the agreement. However, if the market value of the securities subject to the repurchase agreement becomes less than the repurchase price (including interest), the Portfolio will direct the seller of the securities to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the securities before the repurchase of the securities under a repurchase agreement, a Portfolio may encounter a delay and incur costs before being able to sell the security being held as collateral. Delays may involve loss of interest or decline in price of the securities. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the securities, in which case the Portfolio may incur a loss if the proceeds to the Portfolio from the sale of the securities to a third party are less than the repurchase price.

     Reverse Repurchase Agreements -- Each Portfolio may borrow funds for temporary purposes by entering into reverse repurchase agreements. Pursuant to such agreements, a Portfolio would sell portfolio securities to financial institutions such as banks and broker/dealers and agree to repurchase them at a mutually agreed-upon date and price. The Portfolios intend to enter into reverse repurchase agreements only to avoid selling securities to meet redemptions during market conditions deemed unfavorable by the investment adviser possessing investment authority. At the time a Portfolio enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as liquid high quality debt securities having a value not less than 100% of the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such required value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Portfolio may decline below the price at which the Portfolio is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by an investment company under the 1940 Act.

     Section 4(2) Securities -- Section 4(2) securities are restricted as to disposition under the federal securities laws, and generally are sold to institutional investors, such as a Portfolio, that agree they are purchasing the securities for investment and not with an intention to distribute to the public. Any resale by the purchaser must be pursuant to an exempt transaction and may be accomplished in accordance with Rule 144A. Section 4(2) securities normally are resold to other institutional investors through or with the assistance of the issuer or dealers that make a market in the Section 4(2) securities, thus providing liquidity.

     The AMR Trust Board and Manager will carefully monitor a Portfolio's investments in Section 4(2) securities offered and sold under Rule 144A, focusing on such important factors, among others, as valuation, liquidity, and availability of information. Investments in Section 4(2) securities could have the effect of reducing a Portfolio's liquidity to the extent that qualified institutional buyers no longer wish to purchase these restricted securities.


     U.S. Government Securities -- U.S. Government Securities are securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. U.S. Government Securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to certain U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. U.S. Government securities include U.S. Treasury bills, notes and bonds, Federal Home Loan Bank obligations, Federal Intermediate Credit Bank obligations, U.S. Government agency obligations and repurchase agreements secured thereby.


     U.S. Treasury Obligations -- U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and Separately Traded Registered Interest and Principal component parts of such obligations known as STRIPS.

     Variable or Floating Rate Obligations -- A variable rate obligation is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A floating rate obligation is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. Variable or floating rate obligations may be secured by bank letters of credit.

     Pursuant to Rule 2a-7 under the 1940 Act, variable or floating rate obligations with stated maturities of more than 397 days may be deemed to have shorter maturities as follows:

     (1) An obligation that is issued or guaranteed by the United States Government or any agency thereof which has a variable rate of interest readjusted no less frequently than every 762 days will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (2) A variable rate obligation, the principal amount of which is scheduled on the face of the instrument to be paid in 397 days or less, will be deemed by a Portfolio to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     (3) A variable rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the longer of the period remaining until the next readjustment of the interest rate or the period remaining until the principal amount can be recovered through demand.

     (4) A floating rate obligation that is subject to a demand feature will be deemed by a Portfolio to have a maturity equal to the period remaining until the principal amount can be recovered through demand.

     As used above, an obligation is "subject to a demand feature" when a Portfolio is entitled to receive the principal amount of the obligation either at any time on no more than 30 days' notice or at specified intervals not exceeding one year and upon no more than 30 days' notice.

     When-Issued and Forward Commitment Transactions -- For purchases on a when-issued basis, the price of the security is fixed at the date of purchase, but delivery of and payment for the securities is not set until after the securities are issued (generally one to two months later). The value of when-issued securities is subject to market fluctuation during the interim period and no income accrues to a Portfolio until settlement takes place. Forward commitment transactions involve a commitment to purchase or sell securities with payment and delivery to take place at some future date, normally one to two months after the date of the transaction. The payment obligation and interest rate are fixed at the time the buyer enters into the forward commitment. Forward commitment transactions are typically used as a hedge against anticipated changes in interest rates and prices. Each Portfolio maintains with the Custodian a segregated account containing high-grade liquid securities in an amount at least equal to the when-issued or forward commitment transaction. Forward commitment transactions are executed for existing obligations, whereas in a when-issued transaction, the obligations have not yet been issued. When entering into a when-issued or forward commitment transaction, a Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

                              FINANCIAL STATEMENTS


     The American AAdvantage Select Funds' Annual Report to Shareholders for the fiscal year ended December 31, 2003, as audited by Ernst & Young, LLP, is supplied with the SAI, and the financial statements and accompanying notes appearing therein are incorporated by reference in this SAI.

                                                                      APPENDIX A


                PROXY VOTING POLICY AND PROCEDURES FOR THE TRUSTS

                          AMR INVESTMENT SERVICES TRUST
                            AMERICAN AADVANTAGE FUNDS
                        AMERICAN AADVANTAGE MILEAGE FUNDS
                        AMERICAN AADVANTAGE SELECT FUNDS
                       PROXY VOTING POLICY AND PROCEDURES

                          LAST AMENDED AUGUST 18, 2003



PREFACE



      Proxy voting is an important component of investment management and must be performed in a dutiful and purposeful fashion in order to secure the best long-term interests of interest holders of the AMR Investment Services Trust and shareholders of the American AAdvantage Funds, the American AAdvantage Mileage Funds, and the American AAdvantage Select Funds (collectively, the "Funds"). Therefore, these Proxy Voting Policy and Procedures (the "Policy") have been adopted by the Funds.



      The Funds are managed by AMR Investment Services, Inc. (the "Manager"). The Funds' Boards of Trustees have authorized the Manager to direct the Funds' custodian (the "Custodian") as to the voting of proxies on any assets held by the Funds that invest primarily in the securities of domestic U.S. issuers (the "Domestic Funds"), consistent with the Policy. The Policy sets forth the policies and procedures the Manager employs when voting proxies for the Domestic Funds, including the role of their investment subadvisers (the "Subadvisers"). Proxy voting for the Funds that invest primarily in the securities of foreign issuers (the "International Funds") has been delegated by the International Funds' Boards of Trustees to the subadvisers for those funds ("International Subadvisers"). For the securities held in their respective portion of each International Fund, the International Subadvisers make voting decisions pursuant to their own proxy voting policies and procedures, which have been adopted by the International Funds and approved of by their Boards of Trustees. The Policy includes the procedures that the Manager performs to monitor proxy voting by the International Subadvisers.



      For all of the Funds, the Manager seeks to ensure that proxies are voted in the best interests of Fund interest holders and shareholders (collectively, "shareholders"). For certain proxy proposals, the interests of the Manager and/or its affiliates may differ from Fund shareholders' interests. To avoid the appearance of impropriety and to fulfill its fiduciary responsibility to shareholders in these circumstances, the Policy includes procedures established by the Manager for voting proxy proposals that potentially present a conflict of interests.



DOMESTIC FUNDS - PROCEDURES



      1. VOTING - The Funds follow a two-tiered approach to determine how to vote proxies. First, the Manager recognizes that a company's management has the responsibility for day-to-day operations and is usually in the best position to make recommendations regarding proxy proposals. Thus, the Custodian has been instructed by the Manager to vote with management's recommendations, unless it is notified to vote otherwise by the Manager in writing.



      Second, each Subadviser is responsible for evaluating proxy proposals related to securities held in the Domestic Fund(s) under their supervision and for determining whether the proxy should be voted with or against management's recommendation. A Subadviser shall rely on its own proxy voting policy for such evaluation determinations. If a Subadviser concludes that it will recommend voting against management's recommendation, the Subadviser will communicate its conclusion to the Manager in detail along with its proposed voting position.



      The assets of each Domestic Fund are allocated across multiple Subadvisers, and one Subadviser may reach a different conclusion with respect to the same proxy proposal for a security. As a result, the Manager has implemented the foregoing arrangement with the goal of voting all shares subject to the same proxy held by the Fund in the same direction (i.e. either for or against).



      Once the matter has been brought to the attention of the Manager, the Manager will conduct its analysis of the proxy proposal, which will include: (1) discussing the issue with any other Subadvisers holding the same security to determine their recommended voting position; (2) determining whether the Subadviser's recommendation could have been influenced by a potential conflict of interest; and (3) in some cases, consulting

                                                                      APPENDIX A


with a proxy voting service retained to assist in the objective review of proxy proposals. As part of its analysis, the Manager will follow the guidelines set forth in Domestic Funds - Policies below.



      Issues requiring analysis on a case-by-case basis will be voted according to the Subadviser's recommendation when the Funds owns less than 1% of the company's outstanding shares AND less than $3 million of the company's market capitalization.



      2. CONFLICTS OF INTEREST - The Manager maintains a list by Fund of all affiliated persons, including the Manager and its affiliates, the Subadvisers and their affiliates as well as the Funds' distributor and its affiliates. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, a Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If a Subadviser recommends voting against management's recommendation for a particular proposal, the Manager will conduct an analysis based upon the following procedures to resolve these known potential conflicts as well as any unforeseen conflicts.



            A. PROXIES FOR AFFILIATED FUNDS - Each Fund has the ability to invest in the shares of any of the Money Market Funds. For example, the High Yield Bond Fund may purchase shares of the Money Market Fund. If the Money Market Fund issues a proxy for which the High Yield Bond Fund is entitled to vote, the Manager's interests regarding the Money Market Fund might appear to conflict with the interests of the shareholders of the High Yield Bond Fund. In these cases, the Manager will vote in accordance with the Board of Trustees' recommendations in the proxy statement.



            B. BUSINESS / PERSONAL CONNECTIONS OF THE MANAGER - The Manager is a wholly owned subsidiary of AMR Corporation, which is a publicly owned corporation and the parent company of American Airlines, Inc. To avoid the appearance of any conflict of interests, the Funds are expressly prohibited from investing in the securities of AMR Corporation or any other airline company.



            The Manager could have an advisory client that issues a proxy or promotes a proxy proposal for which a Fund is entitled to vote. By taking a particular voting position on the proxy, it could be perceived by Fund shareholders that the Manager is favoring the advisory client over Fund shareholders in order to avoid harming its relationship with the advisory client. If the Manager is asked to render a decision regarding a proxy proposal issued or promoted by one of its advisory clients, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.



            In the event that a principal officer of the Manager has a personal relationship or connection with an issuer or proponent of a proxy proposal being considered by the Manager, the voting matter will be discussed with the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.



            If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the Manager will refer that proposal to the applicable Fund's Board of Trustees, who will decide the Fund's voting position after consultation with the Manager.



            C. BUSINESS / PERSONAL CONNECTIONS OF THE SUBADVISERS - Each Subadviser (and its affiliates) is considered an affiliate of the portion of the Fund it manages. When the Manager receives a voting recommendation from a Subadviser, the Manager will request the Subadviser's disclosure of any business or personal relationships or connections that the Subadviser itself or its principals may have with the proxy issuer or any proponent of the proxy proposal. If the Subadviser's disclosure reveals any potential conflicts of interest, the Manager will not rely on the Subadviser's recommendation regarding the proxy proposal.



      DOMESTIC FUNDS - POLICIES



      1. ROUTINE PROPOSALS - Routine proxy proposals are most commonly defined as those that do not change the structure, bylaws, or operations of the corporation to the detriment of the shareholders. The proposals are consistent with industry standards as well as the corporate laws in the state of incorporation or organization. Traditionally, these include:



            A. Location of annual meeting



            B. Employee stock purchase plan



            C. Appointment of auditors

                                                                      APPENDIX A



            D. Corporate strategy



            E. Director compensation



            F. Director indemnification and liability protection



            G. Reincorporation



            H. Change of Corporate Form



      The Funds' policy is to SUPPORT management on these types of routine proposals but care must be exercised that each vote is weighed on its own merits. All situations will be viewed individually and independently with the focus on the financial interest of shareholders.



      2. SOCIAL, POLITICAL AND ENVIRONMENTAL PROPOSALS - Issues which can be characterized as non-financial or non-business issues involving social, political and environmental issues will result in voting to SUPPORT management. Financial interest of the Funds' shareholders will be the only consideration for investment decisions.



      3. SHAREHOLDER EQUALITY PROPOSALS - Issues that discriminate against other shareholders with the intention of reducing the value of the shareholders' stake will NOT BE SUPPORTED. Non-discriminatory proposals include:



            A. ANTI-GREENMAIL - Provisions that require that the price paid to the greenmailer must be extended to all shareholders of record will be supported.



            B. FAIR PRICE PROVISIONS - Provisions that guarantee an equal price to all shareholders will be supported.



      4. NON-ROUTINE PROPOSALS - Issues in this category are more likely to affect the structure and operation of the corporation and, therefore have a greater impact on the value of the shareholders' investment. All situations will be viewed individually and independently with the focus on the financial interests of Funds' shareholders.



      Various factors will contribute in the decision-making process assessing the financial interests of the Funds' shareholders. However, consideration should be given first and foremost to the board of directors. The board of directors oversees the management of the company, makes decisions on the most important issues and is a representative of the shareholders. To the degree that the majority of the board is independent, support should be for the board's recommendations. In addition, for proxies issued by registered investment companies ("RICs"), reference will be made to the Investment Company Institute's Report of the Advisory Group on Best Practices for Fund Directors ("ICI Best Practices") and any relevant SEC staff interpretations for guidance. However, all situations will be reviewed on a case-by-case basis.



      Management's record, strategy and tenure will contribute to the decision-making process. The tendency will be to side with management if, in the past, it has shown the ability to maximize company performance and thus, shareholder wealth, over the long term. Management will not be judged on a quarter-by-quarter basis, but judged on decisions that are consistent with the long-term interests of the shareholders of the company.



      Finally, decisions on non-routine proposals may be based on the sponsor of the proposal, percentage of ownership in the company and/or other relevant factors. Again, all situations will be reviewed on a case-by-case basis with the focus on the financial interest of the Funds' shareholders.



      The following are some specific issues that might directly impact the financial interest of the Funds' shareholders.



            A. BOARD OF DIRECTORS



                  A. UNCONTESTED ELECTIONS - Uncontested candidates will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT management's slate during uncontested elections, particularly if independent. The company is the best judge of who is able and available to serve, and who will work well together.



                  B. CONTESTED ELECTIONS - Contested candidates will be evaluated on a CASE-BY-CASE basis. Both slates of candidates will be evaluated based on a thorough analysis of each contesting side. For RICs, the board's

                                                                      APPENDIX A


proportion of independent directors and how each candidate would affect this proportion if elected will be considered. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.



                  C. INDEPENDENT COMPENSATION COMMITTEE - An independent committee will best represent shareholder interests and guard against conflicts of interest in executive pay decisions. An independent committee will have no financial interest in the outcome.



                  All situations regarding independent compensation committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent compensation committees.



                  D. INDEPENDENT NOMINATING COMMITTEE - Proponents contend that independent directors selected by a committee of independent directors will be more likely to question the CEO's business judgements. Independent directors selected by CEOs, even if they have no affiliations with the company, may feel obligated to side with the CEO.



                  Opponents contend that CEOs depend on outside directors for advice and support, and therefore must be involved in the decision-making process to ensure they can work comfortably together. Additionally, questions arise over the appropriateness of independent directors deciding on the composition and structure of the board, rather than individuals associated with the company.



                  All situations regarding independent nominating committees will be evaluated on a case-by-case basis; however, the Funds will generally SUPPORT proposals for independent nominating committees.



                  E. CLASSIFIED BOARDS - A typical classified board is divided into 3 groups with one group standing for election every third year. Proponents contend that shareholders benefit from the structure as classified boards provide stability of leadership and continuity of management and policy. Long-term company value depends on continuity and stability in governance, which classified boards provide.



                  Opponents contend that an annual election of directors increases accountability and responsiveness of directors to all the varying interests on the board and thus contributes to sound corporate governance. Secondly, shareholders would be deprived of takeover premiums. A potential acquirer, needing 2 years to gain a majority position on the board, may refrain from even attempting to win control. Therefore, this barrier to control depreciates the value of the company.



                  All situations will be viewed individually and independently but the Funds' policy is to SUPPORT classified boards. Staggered boards provide continuity, stability and experience which are crucial when evaluating company issues.



                  F. CUMULATIVE VOTING - Under cumulative voting, shareholders are entitled to a number of votes equal to the number of board seats open for election, times the number of shares held. The votes can be cast for one nominee or apportion them, equally or not, amongst the nominees. Proponents contend it would increase minority representation on the board.



                  Opponents contend that each director should act for the benefit of all shareholders and therefore should not be elected by a special group of shareholders.



                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT cumulative voting. Directors have the fiduciary responsibility to protect and enhance the interests of all shareholders. The potential disruption caused by a minority director with a special agenda is potentially damaging to a majority of shareholders. Directors should act in the benefit of the majority, not the minority.



                  G. INDEPENDENT BOARDS - Proponents contend independent boards will permit clear and independent decision making, benefiting shareholders' long-term interests. Board members who are independent are more likely to protect shareholders' interests unlike company executives or other insiders. As defined by the NYSE Corporate Accountability and Listing Standards Committee, an "independent director" is an individual who has had no personal or business relationship with management. The ICI Best Practices recommend that at least two-thirds of a RIC's board be independent directors.



                  Opponents contend that directors are selected on quality and their goal must be to achieve the best overall results for the company. Additionally, inside directors have intimate knowledge of the company that

                                                                      APPENDIX A



will be beneficial during discussions of the company's long-term interests. A January 1991 study by institutional voting research service showed no correlation between independent boards and financial performance.



                  All situations regarding independent boards will be evaluated on a case-by-case basis. The Funds' policy is to generally SUPPORT independent boards, although this policy should not be deemed to prevent support for boards in which management holds one board seat, or a small percentage of seats in the case of very large boards. Evaluation will be based on the performance, effectiveness and level of independence of the board of directors. The board's performance and effectiveness will be determined through reference to the company's long-term performance.



                  H. BOARD DIVERSITY (INCLUSIVENESS) - Proponents are pressuring companies to make greater efforts to seek out qualified women and minority candidates for director seats, since women and minorities are poorly represented on corporate boards.



                  Opponents contend that it is the duty of all directors to serve all the corporation's constituents.



                  All situations regarding board diversity will be evaluated on a CASE-BY-CASE basis and will consider the availability of qualified women and minorities.



                  I. SEPARATE CHAIRMAN, CEO POSITIONS - Proponents contend that an individual with both positions is accountable to no one. The CEO is a management employee, responsible for day-to-day operations, implementing corporate strategy, and accountable to the board. The chairman is responsible for the overall direction of the company, protecting the shareholders' interests, evaluating the performance of the CEO, and is accountable to the shareholders.



                  Opponents contend it would dilute the power of the CEO to provide effective leadership, create a potential rivalry between the two positions leading to compromise rather than decisive action, insulate the CEO from being held accountable by the board if the chairman is overprotective, and finally, may cause confusion by having two public spokesmen. Despite the widespread use of this structure in Britain, it is relatively uncommon in the U.S.



                  All situations regarding separate chairman, CEO positions will be evaluated on a CASE-BY-CASE basis, taking into consideration the success of the CEO in implementing a business plan.



                  J. LEAD DIRECTOR - Election of a lead director has become an alternative to the separate chairman, CEO provision. Proponents contend that a lead director will lead the independent directors in evaluating and enhancing the performance of the board. Elected by the independent members of the board, the lead director would be responsible for coordinating the evaluation by the independent directors of the board's performance and the contribution of each board member.



                  Opponents contend companies have traditionally had one leader. With one leader, there is no question with respect to decision making. A lead director may prove cumbersome and factions may develop, thereby not providing the company with quick, efficient decision-making capabilities during crisis periods.



                  All situations regarding lead directors will be evaluated on a CASE-BY-CASE basis.



                  K. MINIMUM DIRECTOR STOCK / FUND OWNERSHIP - Proponents contend that a director's interests will be more aligned with shareholders if the director has a personal stake in the company. Additionally, many companies are providing part of their compensation in the form of stock for directors.



                  Opponents contend that minimum stock/fund ownership requirements will restrict the search to qualified, wealthy board candidates. This could eliminate less-than-wealthy candidates who may not be able to meet the minimum investment.



                  All situations regarding minimum fund ownership by a RIC's directors will be evaluated on a CASE-BY-CASE basis. Although all situations regarding minimum stock ownership by corporate directors will also be evaluated on a case-by-case basis, the Funds generally will NOT SUPPORT proposals for minimum stock ownership by corporate directors.

                                                                      APPENDIX A



            B. EXECUTIVE / DIRECTOR COMPENSATION



                  A. INCENTIVE/STOCK OPTION PLANS (ESTABLISH, AMEND, ADD) - Proponents contend that incentive/stock option plans are designed to attract, hold and motivate management. Shareholders generally favor these plans, as top managers should have a stake in their company that ties compensation to performance. By aligning management's interests with shareholders toward a goal of increasing shareholder value, better returns usually result.



                  Opponents contend that incentive/stock option plans may dilute the shareholders' claim on profits and assets and may lead to a shift in the balance of voting control. Additionally, easily reachable incentive goals may not provide the necessary incentive for management.



                  Generally, if the board is independent and if the company has performed well over the previous 3-5 year period, the Funds will support these plans. However, due to the complexity of incentive/stock option plans, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Among the criteria that might be used:



                  -     Dilution in excess of the company's peer group



                  -     Performance benchmarks



                  -     Overall executive compensation levels



                  -     Reasonableness test



                  -     Participation



                  -     Exercise and payment terms



                  -     Repricing/replacing underwater options



                  B. DISCOUNTED STOCK OPTIONS - Discounted stock options are options that may be exercised at prices below the stock's fair market value on the award date. Sometimes called non-qualified options, these options are granted "in-the-money" or immediately exercisable for a profit.



                  Opponents criticize "in-the-money" options, as they do not give management much incentive to increase share value, while the purpose of granting stock options should be to align executives' interests with those of the shareholders.



                  All situations will be viewed individually and independently but the Funds generally will NOT SUPPORT discounted stock option plans.



                  C. EXCHANGE OF UNDERWATER OPTIONS - Options with an exercise price higher than the market price are considered "underwater" and, needless to say, unattractive. Supporters contend options that have no chance of rising above water should be exchanged, as they fail to align management with shareholders. Additionally, the slump in the market price may be attributable to an industrywide or marketwide slump, rather than poor management.



                  Opponents contend that other shareholders have no such protection from falling stock prices and executives bear no risk if management is willing to bail them out when the stock price falls. Shareholders generally feel disgruntled, as they are not afforded the same downside risk protection as management.



                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT the exchange of underwater options, except in extraordinary cases involving market drops unrelated to company-specific performance.



                  D. CAP OR LIMIT EXECUTIVE AND DIRECTOR PAY - Proponents propose to cap or cut pay relative to some benchmark (i.e. multiple of president's salary or average worker). Generally, past poor performance or alleged excesses in pay have led to this proposal.



                  Opponents contend that these proposals would hamper their abilities to attract and retain top-quality executives. Top employees would leave for higher-paying positions with competitors hampering the companies' long-term interests.

                                                                      APPENDIX A



                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT capping or limiting executive or director pay. Pay flexibility is necessary to motivate and retain executives and align shareholder and management interests.



                  E. DISCLOSURE OF $100,000 EARNERS - Proponents contend that due to the complexity and variety of compensation plans it is extremely difficult to determine how and how much executives are paid. Proxy statement disclosures should allow shareholders to track trends in pay and compare pay packages across companies.



                  Opponents contend providing additional disclosure would provide no new meaningful information to shareholders and would put the companies at a competitive disadvantage.



                  All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT disclosure of $100,000 earners. Recent SEC changes in disclosure requirements create clear and comprehensible disclosure of executive compensation.



                  F. LINK PAY TO PERFORMANCE - Proponents contend that by linking pay to performance you will align management's interests with shareholders. Management with compensation packages containing little volatility or risk may have a goal other than maximizing shareholder wealth.



                  Opponents contend that there is no set definition of "pay for performance." Without proper benchmarks that will not be affected by uncontrollable factors, management and shareholder interests will not be aligned. Linking pay to performance can also hurt shareholders by encouraging short-term thinking and manipulative recordkeeping.



                  All situations will be viewed individually and independently on a case-by-case basis; however, the Funds will generally SUPPORT proposals to link pay to performance.



                  G. GOLDEN PARACHUTE PROVISIONS - Golden parachutes provide severance payments to top executives who are terminated or demoted after a change in control (takeover). They provide some financial security to executives relieving potential anxiety as they negotiate and impartially evaluate future takeover bids. This provision will allow executives to not oppose a merger that might be in the best interests of the shareholders but may cost them their job. Parachutes may also benefit shareholders as it aids in the attraction and retention of managers.



                  However, opponents contend the existence of these provisions can discourage takeover attempts as significant sums may have to be paid to company executives. Executives are already well paid to manage the company and should not have an extra reward. Additionally, shareholder approval is generally not necessary for enactment of this provision.



                  Due to the complexity of golden parachutes, the Funds' policy will be to review the terms and coverage on a CASE-BY-CASE basis. Properly conceived, golden parachutes can free management to act in the best interests of shareholders. Often, however, they are clearly an attempt to raise the cost to a third party of acquiring the company. Generally, if the board is independent and the company has a good performance record, the Funds will support golden parachute provisions. Other criteria for analyzing the actual approval of parachute plans might include necessity, breadth of participation, payout size, sensitivity of triggers and leveraged buyout restrictions.



                  H. EXPENSING STOCK OPTIONS - Proponents argue that expensing stock options would more accurately reflect the company's earnings and would lead to better comparisons among companies. Furthermore, expensing options would rein in what many consider to be the excessive use of stock options as compensation for executives.



                  Opponents argue that expensing stock options will ultimately hurt rank and file employees who currently receive stock options and will do little to curb accounting irregularities. Companies are more likely to cut back on option grants if they are considered an expense, and such cutbacks will probably come from grants to regular employees. In addition, opponents contend there is no reliable, accurate and standard way to calculate the value of stock options and say that options are not a company expense, but rather a cost incurred by shareholders in the form of dilution, which is reflected in the form of lower earnings per share. Finally, they also note that the effect of stock options is already disclosed in the notes to the company's financial statements.

                                                                      APPENDIX A



                  Generally, the Funds will SUPPORT management's recommendations on this issue as management, along with their auditors and board, are in the best position to determine the competitive impact on their firm and determine appropriate accounting policies in compliance with FASB rules. However, given past abuses relating to stock options, every situation will be reviewed on a CASE-BY-CASE basis.



            C. RIC CONTRACTS AND POLICIES



                  A. INVESTMENT ADVISORY CONTRACTS - All proposals regarding new investment advisory contracts or amendments to existing contracts will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.



                  B. DISTRIBUTION PLANS - All proposals pertaining to a RIC's distribution plan will be reviewed on a CASE-BY-CASE basis, weighing any proposed additional fees to be paid by shareholders against the potential benefits. The analysis will foremost consider the effects of the proposal on the Funds' shareholders.



                  C. FUNDAMENTAL OBJECTIVES / POLICIES - All proposals regarding the fundamental investment objectives or policies of a RIC will be reviewed on a CASE-BY-CASE basis. Due to the complex and varied nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for the Funds' shareholders.



            D. CONFIDENTIAL VOTING - Proponents contend that confidential voting allows shareholders to make decisions without pressure from opposing sides. Voting is tabulated by a third party before presentation. Arguments are made in the context of a democratic political election where voters cast their ballots in secret.



            Opposition contends that confidential voting restricts communication between shareholders and management. Additionally, the system of free and open proxy voting protects shareholder interests and ensures that the fiduciary obligations of investment and pension funds are met. These representatives are then fully accountable to their constituents. Confidential voting is also expensive.



            All situations will be viewed individually and independently but the Funds will generally NOT SUPPORT confidential voting. Management cannot address shareholder concerns if they cannot identify the dissenting voters. Undue pressure will not be condoned but our concern is that communication might be diminished during a time when shareholders are considering significant issues. Implementing confidential voting is not an acceptable tradeoff for the potential loss of open dialogue.



            E. SUPERMAJORITY-VOTING PROVISIONS - Proponents contend that a broad agreement should be reached on issues that may have a significant impact on the company. Supermajority vote requirements usually require a level of voting approval in excess of a simple majority of the outstanding shares. Usually this range is from 66% to 80%, but in some cases even higher.



                  Opponents contend that supermajority-voting provisions detract from a simple majority's power to enforce its will. In many cases, the supermajority requirement will make it impossible to repeal or enact proposals due to the number of votes needed. Matters of corporate policy, a sale of assets or a sale of the entire company should ordinarily only require a majority of shareholders.



            All situations regarding supermajority-voting provisions will be reviewed on a CASE-BY-CASE basis.



            F. ANTI-TAKEOVER PROPOSALS - All situations should be viewed individually and independently, but the Funds' policy is generally to SUPPORT poison pills, preemptive rights, fair pricing and dual class voting, especially when the majority of the board is independent. These provisions force potential bidders to deal directly with the board of directors. The board's role is to protect shareholders against unfair and unequal treatment and guard against partial tender offers and other abusive tactics. Fair and equitable offers will not be prevented and will equally benefit all shareholders. These proposals are discussed in further detail below.



                  A. POISON PILLS (SHAREHOLDER RIGHTS PLANS) - Poison pills protect shareholders from coercive and unfair offers. They encourage potential bidders to negotiate directly with the board of directors. Therefore, proponents believe that all shareholders will receive a better/fairer offer.

                                                                      APPENDIX A



                  Opposition believes the removal will enhance management's accountability to shareholders. Poison pills may also discourage potential takeover bids, which would potentially reduce shareholder value. Additionally, many poison pills were enacted without a vote by shareholders. Many believe that shareholders should make the decision.



                  It is generally the Funds' policy to support poison pills; however, the following features of the poison pills will be considered:



                  - Does the pill have a sunset clause (i.e. it dissolves at a certain point in the future)?



                  - Does the pill have a provision to allow shareholders to redeem the pill for certain types of offers?



                  -     Can the board redeem the pill for qualifying offers?



                  - What is the trigger that activates the pill (i.e. what percentage of shares held)?



                  B. PREEMPTIVE RIGHTS - Preemptive rights enable shareholders to retain the same percentage of ownership during additional stock offerings. This eliminates the effect of dilution on the shareholder. Opponents of preemptive rights contend that these rights are only used as a takeover defense and that shareholders can maintain their relative position with no difficulty in the open market.



                  C. FAIR PRICING PROVISIONS - Fair pricing provisions require that if offers are not approved by the board, the bidder must pay the same "fair" price for all shares purchased. The fair price is usually defined as the highest price paid by the bidder for shares acquired before the start of the tender offer. These provisions attempt to prevent "two-tiered" offers in which the bidder offers a premium for sufficient shares to gain control then offers a much lower price to the remaining holders. Opponents contend that these provisions can prevent tender offers from being made, thereby entrenching management.



                  D. DUAL CLASS VOTING PROVISIONS - Dual class voting provisions create unequal voting rights among different shareholders. These provisions allow companies to raise capital and expand while letting management maintain control without fear of being acquired. However, these provisions enable management to become entrenched, as it is an anti-takeover mechanism. With management controlling the voting power, no one will pay a premium for shares of a company when there is no way for them to obtain voting control of the company.



            G. STOCK RELATED PROPOSALS



                  A. INCREASE AUTHORIZED COMMON/PREFERRED STOCK - A request for additional shares of stock were, in the past, considered routine voting items. Companies usually state it is for a specific use, such as a stock split, acquisition or for "general corporate purposes." However, an abundance of authorized but unissued shares can become an anti-takeover measure, such as implementing a poison pill or placing a large block of stock with a friendly holder to maintain control.



                  All situations should be viewed individually and independently but the Funds' policy is to SUPPORT increases in common/preferred stock. The authorization will give companies the ability and flexibility to finance corporate growth.



                  B. BLANK CHECK PREFERRED - The board has the discretion to establish voting, dividend, conversion and other rights for blank check preferred stock without further authorization from shareholders. With no limits, the board is free to shape it in the most attractive manner for the market regardless of the effect on other shareholders. Proponents contend this flexibility is needed to meet varying financial conditions. Additionally, the rights of shareholders are protected because the structure of the blank check is approved by the full board, not just management.



                  Opponents contend that approving this proposal gives the companies too much power. The shares can be used to implement a poison pill or to help block a takeover bid by placing them in friendly hands. Additionally, once authorized, the shareholders have no further power to determine how or when the stock will be allocated.



                  All situations should be viewed individually and independently, but the Funds' policy is to SUPPORT blank check preferred proposals. Blank check preferred stock gives management the flexibility it needs to compete in today's ever-changing market.

                                                                      APPENDIX A



                  C. TARGETED SHARE PLACEMENTS - This is the issuance of a specific block of company securities to a friendly shareholder. These placements are often used to defend against an unfriendly takeover or to obtain favorable financing and may be executed using common stock, preferred stock or convertible securities. Targeted share placements are often less expensive to execute than issuing stock, they do not require the high interest rates of traditional debt and a placement can be structured for the benefit of the limited number of parties. Additionally, share placements can be executed fairly quickly and shareholder approval is not required.



                  Opponents contend targeted placements give selected shareholders an unfair access to valuable securities while diluting current shareholder's proportional ownership and voting interests. Additionally, critics contend that not only do targeted share placements serve to entrench management, but the holder of the share placement may also have a senior claim or return from company assets.



                  All situations regarding targeted share placements will be reviewed on a CASE-BY-CASE basis. Since such stock could be used to dilute the ownership rights of current shareholders, shareholders should have the opportunity to analyze the proposal to determine whether it is in their best economic interests.



            H. MERGERS, ACQUISITIONS, RESTRUCTURINGS - These transactions involve fundamental changes in the structure and allocation of a company's assets. Financial considerations are foremost in these transactions, but an offer can be rejected if it is believed that the long-term interests of the shareholders will be best served by the company continuing in its current form.



            All situations regarding mergers, acquisitions, or restructurings will be reviewed on a CASE-BY-CASE basis. Due to the complexity and company-specific nature of these proposals, the principal emphasis will be on the financial ramifications of the proposal for Fund shareholders.



            I. OTHER BUSINESS - The Funds will generally SUPPORT management with respect to "Other Business."



      5. OTHER PROPOSALS - All proposals not addressed above will be decided on a CASE-BY-CASE basis. As with non-routine proposals, decisions will be based primarily on management's and the board's responsiveness to enhancing shareholder wealth. In these situations, the Manager will use its judgment in directing the Custodian to vote in the best interest of Fund shareholders and will implement changes to the Policy when appropriate.



INTERNATIONAL FUNDS - PROCEDURES



      1. VOTING - The International Funds' Boards of Trustees have delegated proxy voting to the International Subadvisers. Each International Fund has adopted the proxy voting policies and procedures of its respective subadvisers. The Manager maintains copies of the International Subadvisers' policies and will periodically check the voting record for adherence to the policies. If any discrepancies are noted, the Manager will follow up with the International Subadviser.



      2. CONFLICTS OF INTEREST - Each International Subadviser receives from the Manager the list of affiliated persons for each International Fund. Any proxy proposal involving an entity on this list could be considered to represent a conflict of interest between a) the Manager, an International Subadviser, the distributor or any of their affiliates and b) Fund shareholders. If an International Subadviser receives a proxy involving one of these entities, it will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.



            If an unforeseen conflict pertaining to a particular proxy proposal becomes apparent, the International Subadviser will notify the Manager and forward all proxy materials for consideration by the applicable Fund's Board of Trustees. The Board of Trustees will decide the Fund's voting position in consultation with the Manager and the International Subadviser.



ALL FUNDS - OTHER PROCEDURES



      1. RECORDKEEPING - Records of all votes will be maintained by a) the Custodian for the Domestic Funds and b) the International Subadvisers for the International Funds. Documentation of all votes against management will be maintained by the Manager. Such documentation will include the recommendations of the Subadvisers

                                                                      APPENDIX A



along with pertinent supporting comments and letters, the Policy, the proxy voting policies and procedures of the International Subadvisers, any and all company reports provided by proxy advisory consulting services, additional information gathered by the Manager, minutes from any meeting at which the Boards of Trustees considered a voting matter, the conclusion and final vote.



      2. DISCLOSURE - The Manager, in conjunction with the Custodian and the International Subadvisers, will compile the Funds' proxy voting record for each year ended June 30 and file the required information with the SEC via Form N-PX by August 31. The Manager will include a summary of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, in each Fund's Statement of Additional Information ("SAI"). In each Fund's annual and semi-annual reports to shareholders, the Manager will disclose that a description of the Policy and/or the proxy voting policies and procedures of the International Subadvisers, as applicable, is a) available upon request, without charge, by toll-free telephone request, b) on the Funds' website (if applicable), and c) on the SEC's website in the SAI. The SAI and shareholder reports will also disclose that the Funds' proxy voting record is available by toll-free telephone request (or on the Funds' website) and on the SEC's website by way of the Form N-PX. Within three business days of receiving a request, the Manager will send a copy of the policy description or voting record by first-class mail.



      3. BOARD OVERSIGHT - On at least an annual basis, the Manager will present the voting records of the Funds to the Boards of Trustees for their review. The Boards of Trustees will annually consider for approval the Policy and the proxy voting policies and procedures of the International Subadvisers. In addition, the Manager and International Subadvisers will notify the Board of any material changes to the proxy voting policies and procedures.

                        AMERICAN AADVANTAGE SELECT FUNDS

                            PART C. OTHER INFORMATION

Item 23.          Exhibits
--------          --------

(a)(i)            Declaration of Trust - (i)

   (ii)           Amendment to Declaration of Trust - (v)

(b)(i)            Bylaws - (i)

   (ii)           Amendment to Bylaws - (v)

(c)               Voting trust agreement - none

(d)(i)            Management Agreement between American Select Funds and AMR Investment
                  Services, Inc., dated December 31, 1999 - (i)

   (ii)           Amendment to the Management Agreement dated November 30, 2001 - (v)

(e)(i)            Distribution Agreement among the American AAdvantage Funds, the
                  American AAdvantage Mileage Funds, the American Select Funds and SWS
                  Financial Services, Inc., dated December 31, 1999 - (i)

   (ii)           Amendment to the Distribution Agreement among the American AAdvantage
                  Funds, the American AAdvantage Mileage Funds, the American AAdvantage
                  Select Funds and SWS Financial Services, Inc., dated July 24, 2002 -
                  (vi)

(f)               Bonus, profit sharing or pension plans - none

(g)(i)            Custodian Agreement between the American Select Funds and State Street
                  Bank and Trust Company, dated December 31, 1999 - (i)

   (ii)           Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - filed herewith

   (iii)          Amendment to the Custodian Agreement dated November 30, 2001 - (v)

(h)(i)            Transfer Agency and Service Agreement between the American Select Funds and State Street Bank and Trust Company, dated December 31, 1999 - (i)

   (ii)           Amendment to the Transfer Agency and Service Agreement dated November
                  30, 2001 - (v)

   (iii)          Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (viii)

(i)               Opinion and consent of counsel - filed herewith

(j)               Consent of Independent Auditors - filed herewith

(k)               Financial statements omitted from prospectus - none

(l)               Letter of investment intent - (i)

(m)               Plan pursuant to Rule 12b-1 - none

(n)               Plan Pursuant to Rule 18f-3 - none

(p)(i)            Codes of Ethics of Registrant, American AAdvantage Funds, American
                  AAdvantage Mileage Funds and AMR Investment Services Trust, dated
                  November 21, 2003 - filed herewith

   (ii)           Code of Ethics of AMR Investment Services, Inc., dated November 21,
                  2003 - filed herewith

Other:            Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan,
                  and Kneeland Youngblood) - (i)

                  Powers of Attorney for Trustees (R. Gerald Turner) - (iii)

---------------
(i) Incorporated by reference to the Registration Statement of the American Select Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 1999.

(ii) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on July 7, 2000.

(iii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 2001.

(iv) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the American Select Funds on Form N-1A, as filed with the Securities and Exchange Commission on September 14, 2001.

(v) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the American AAdvantage Select Funds on Form N-1A, as filed with the Securities and Exchange Commission on December 1, 2001.

(vi) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 2002.

(vii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on June 20, 2001.

(viii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 2003.

Item 24.          Persons Controlled by or under Common Control with Registrant

         None.

Item 25.          Indemnification

         Article XI, Section 2 of the Declaration of Trust of the American AAdvantage Select Funds provides that:

         (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                  (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                  (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

         (b)      No indemnification shall be provided hereunder to a Covered
Person:

                  (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                  (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or
(C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.

         (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

         (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:

                  (i) such Covered Person shall have provided appropriate security for such undertaking;

                  (ii) the Trust is insured against losses arising out of any such advance payments; or

                  (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

         According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

         Article XII, Section 2 provides that, subject to the provisions of
Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.          Business and Other Connections of Investment Manager

         AMR Investment Services, Inc. (the "Manager"), 4151 Amon Carter Boulevard, MD 2450, Fort Worth, Texas 76155, offers investment management and administrative services. Information as to the officers and directors of the Manager is included in its current Form ADV (SEC File No. 801-29198) filed with the SEC and is incorporated by reference herein.

Item 27.          Principal Underwriter

         (a) SWS Financial Services, Inc., 1201 Elm Street, Suite 3500, Dallas, TX 75270, is the principal underwriter for the American AAdvantage Select Funds, the American AAdvantage Funds and the American AAdvantage Mileage Funds.

         (b) The directors and officers of the Trust's principal underwriter are:

                        Positions & Offices               Position
Name                    with Underwriter                  with Registrant
----                    -------------------               ---------------
Daniel Leland           Chief Executive Officer           None
Robert Gioia            President                         None
Stacy Hodges            Chief Financial Officer           None
Allen Tubb              Secretary                         None
Kenneth Shade           Vice President                    None
Laura Holt              Vice President                    None

         The address of the above named directors and officers is 1201 Elm Street, Suite 3500, Dallas, TX 75270.

Item 28.          Location of Accounts and Records

         The books and other documents required by Section 31(a) under the Investment Company Act of 1940 are maintained in the physical possession of the Trust's 1) custodian at State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110; 2) Manager at AMR Investment Services, Inc., 4151 Amon Carter Blvd., MD 2450, Fort Worth, Texas 76155; or 3) transfer agent at Boston Financial Data Services, 330 West 9th St., Kansas City, Missouri 64105.

Item 29.          Management Services

         All substantive provisions of any management-related service contract are discussed in Part A or Part B.

Item 30.          Undertakings

Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2004. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).



                                       AMERICAN AADVANTAGE SELECT FUNDS



                                       By: /s/ William F. Quinn
                                          --------------------------------------
                                          William F. Quinn
                                          President



Attest:



/s/ Barry Y. Greenberg
--------------------------------
Barry Y. Greenberg
Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                                    Title              Date
         ---------                                    -----              -----
/s/ William F. Quinn                             President and       March 1, 2004
--------------------------------------           Trustee
William F. Quinn

Alan D. Feld*                                    Trustee             March 1, 2004
-------------------------------------
Alan D. Feld

Stephen D. O'Sullivan*                           Trustee             March 1, 2004
-------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                                Trustee             March 1, 2004
-------------------------------------
R. Gerald Turner

Kneeland Youngblood *                            Trustee             March 1, 2004
-------------------------------------
Kneeland Youngblood

*By /s/ William F. Quinn
   ----------------------------------
   William F. Quinn, Attorney-In-Fact

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to the Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on March 1, 2004. No other material event requiring prospectus disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).



                                       AMR INVESTMENT SERVICES TRUST



                                       By: /s/ William F. Quinn
                                          --------------------------------------
                                          William F. Quinn
                                          President



Attest:



/s/ Barry Y. Greenberg
------------------------------
Barry Y. Greenberg
Vice President and Secretary

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 6 to the Registration Statement for the American AAdvantage Select Funds as it relates to the AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

         Signature                                    Title              Date
         ---------                                    -----              -----

/s/ William F. Quinn                              President and      March 1, 2004
-------------------------------------             Trustee
William F. Quinn

Alan D. Feld*                                     Trustee            March 1, 2004
-------------------------------------
Alan D. Feld

Stephen D. O'Sullivan*                            Trustee            March 1, 2004
-------------------------------------
Stephen D. O'Sullivan

R. Gerald Turner*                                 Trustee            March 1, 2004
-------------------------------------
R. Gerald Turner

Kneeland Youngblood *                             Trustee            March 1, 2004
-------------------------------------
Kneeland Youngblood

*By /s/ William F. Quinn
   ----------------------------------
   William F. Quinn, Attorney-In-Fact

                                INDEX TO EXHIBITS

Exhibit
Number            Description                                                                         Page
-------           -----------                                                                         ----
(a)(i)            Declaration of Trust - (i)

   (ii)           Amendment to Declaration of Trust - (v)

(b)(i)            Bylaws - (i)

   (ii)           Amendment to Bylaws - (v)

(c)               Voting trust agreement - none

(d)(i)            Management Agreement between American Select Funds and AMR Investment
                  Services, Inc., dated December 31, 1999 - (i)

   (ii)           Amendment to the Management Agreement dated November 30, 2001 - (v)

(e)(i)            Distribution Agreement among the American AAdvantage Funds, the
                  American AAdvantage Mileage Funds, the American Select Funds and SWS
                  Financial Services, Inc., dated December 31, 1999 - (i)

   (ii)           Amendment to the Distribution Agreement among the American AAdvantage
                  Funds, the American AAdvantage Mileage Funds, the American AAdvantage
                  Select Funds and SWS Financial Services, Inc., dated July 24, 2002 -
                  (vi)

(f)               Bonus, profit sharing or pension plans - none

(g)(i)            Custodian Agreement between the American Select Funds and State Street
                  Bank and Trust Company, dated December 31, 1999 - (i)

   (ii)           Amendment to Custodian Agreement to reflect amendments to Rule 17f-5 and addition of Rule 17f-7 of the 1940 Act, dated June 1, 2001 - filed herewith

   (iii)          Amendment to the Custodian Agreement dated November 30, 2001 - (v)

(h)(i)            Transfer Agency and Service Agreement between the American Select Funds and State Street Bank and Trust Company, dated December 31, 1999 - (i)

   (ii)           Amendment to the Transfer Agency and Service Agreement dated November
                  30, 2001 - (v)

   (iii)          Amendment to Transfer Agency Agreement regarding anti-money laundering procedures, dated September 24, 2002 - (viii)

(i)               Opinion and consent of counsel - filed herewith

(j)               Consent of Independent Auditors - filed herewith

(k)               Financial statements omitted from prospectus - none

(l)               Letter of investment intent - (i)

(m)               Plan pursuant to Rule 12b-1 - none

(n)               Plan Pursuant to Rule 18f-3 - none

(p)(i)            Codes of Ethics of Registrant, American AAdvantage Funds, American
                  AAdvantage Mileage Funds and AMR Investment Services Trust, dated
                  November 21, 2003 - filed herewith

   (ii)           Code of Ethics of AMR Investment Services, Inc., dated November 21,
                  2003 - filed herewith

Other:            Powers of Attorney for Trustees (Alan D. Feld, Stephen D. O'Sullivan,
                  and Kneeland Youngblood) - (i)

                  Powers of Attorney for Trustees (R. Gerald Turner) - (iii)

---------------
(i) Incorporated by reference to the Registration Statement of the American Select Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 1999.

(ii) Incorporated by reference to Post-Effective Amendment No. 32 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on July 7, 2000.

(iii) Incorporated by reference to Post-Effective Amendment No. 37 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 2001.

(iv) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of the American Select Funds on Form N-1A, as filed with the Securities and Exchange Commission on September 14, 2001.

(v) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement of the American AAdvantage Select Funds on Form N-1A, as filed with the Securities and Exchange Commission on December 1, 2001.

(vi) Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on October 1, 2002.

(vii) Incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on June 20, 2001.

(viii) Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement of the American AAdvantage Funds on Form N-1A, as filed with the Securities and Exchange Commission on February 28, 2003.


                                       2